Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.5%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	1.693%		500,000	498,382
United States 4.1%
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%		890,256	891,629
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%		191,631	192,724
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%		300,000	309,028
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%		700,000	700,490
Lendingpoint Asset Securitization Trust(a)
Series 2019-1 Class C
08/15/2025	4.504%		600,000	604,513
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%		185,068	185,702
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.331%		250,000	249,761
Upstart Securitization Trust(a)
Subordinated Series 2019-1 Class C
04/20/2026	5.130%		600,000	609,337
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%		600,000	617,795
Total				4,360,979
Total Asset-Backed Securities — Non-Agency (Cost $4,830,990)				4,859,361

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.7%

United Kingdom 0.5%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	281,347	507,486
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.2%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.806%	500,000	493,788
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	600,000	628,749
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	500,000	519,005
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.324%	300,000	263,488
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.847%	100,000	100,132
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	750,000	619,651
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	260,000	188,827
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	300,000	252,118
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	550,000	554,477
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	500,000	512,468
Series 2020-SFR1 Class F
04/17/2037	3.431%	100,000	100,990
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	200,000	204,162
Total			4,437,855
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,888,133)			4,945,341

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		29,000	27,878
Total Convertible Bonds (Cost $27,267)				27,878

Corporate Bonds & Notes(c) 53.4%

Australia 0.9%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	385,736
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	250,000	332,535
AusNet Services Holdings Pty Ltd.(a)
08/25/2030	0.625%	EUR	150,000	178,419
Total				896,690
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%		15,000	15,521
Belgium 0.2%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	238,498
Bermuda 0.9%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	555,868
05/15/2048	5.300%		345,000	423,877
Total				979,745
Brazil 0.2%
Braskem America Finance Co.(a)
07/22/2041	7.125%		200,000	227,100
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		24,000	25,498
01/15/2028	3.875%		16,000	16,184
Bombardier, Inc.(a)
10/15/2022	6.000%		5,000	4,999
12/01/2024	7.500%		18,000	17,988
03/15/2025	7.500%		14,000	13,784
04/15/2027	7.875%		23,000	22,538
Canadian Natural Resources Ltd.
06/01/2047	4.950%		25,000	28,971
Cenovus Energy, Inc.
07/15/2025	5.375%		15,000	16,880
04/15/2027	4.250%		15,000	16,223
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clarios Global LP(a)
05/15/2025	6.750%		12,000	12,818
Encana Corp.
08/15/2034	6.500%		1,000	1,206
GFL Environmental, Inc.(a)
06/01/2025	4.250%		15,000	15,438
08/01/2025	3.750%		30,000	30,446
12/15/2026	5.125%		17,000	17,891
05/01/2027	8.500%		33,000	36,374
08/01/2028	4.000%		22,000	21,316
09/01/2028	3.500%		33,000	31,967
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		23,000	23,902
04/01/2029	6.125%		37,000	39,424
MEG Energy Corp.(a)
02/01/2029	5.875%		12,000	12,027
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%		51,000	54,902
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		41,000	41,468
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%		19,000	19,187
Total				521,431
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%		22,565	21,597
China 0.4%
JD.com, Inc.
01/14/2030	3.375%		200,000	205,410
Tencent Holdings Ltd.(a)
06/03/2050	3.240%		200,000	184,427
Total				389,837
France 0.8%
Altice France SA(a)
02/01/2027	8.125%		28,000	30,683
01/15/2028	5.500%		41,000	42,050
Banijay Entertainment SASU(a)
03/01/2025	3.500%	EUR	100,000	118,003
Casino Guichard Perrachon SA(a)
01/15/2026	6.625%	EUR	100,000	124,044
CMA CGM SA(a)
01/15/2026	7.500%	EUR	100,000	128,077
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	119,463
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	120,054

2	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Louvre Bidco SAS(a)
09/30/2024	4.250%	EUR	100,000	117,184
SPCM SA(a)
09/15/2025	4.875%		29,000	29,809
Total				829,367
Germany 2.2%
ADLER Real Estate AG(a)
02/06/2024	2.125%	EUR	100,000	118,605
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	371,069
Bayer AG(a)
01/06/2030	1.125%	EUR	300,000	361,332
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	118,807
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	416,741
Grand City Properties SA(a)
08/03/2026	1.375%	EUR	500,000	619,470
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%		12,000	12,348
05/15/2029	6.375%		15,000	16,348
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	100,000	121,692
WEPA Hygieneprodukte GmbH(a),(b)
3-month EURIBOR + 2.875% Floor 2.875% 12/15/2026	2.875%	EUR	100,000	117,186
Total				2,273,598
India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	421,848
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	286,463
Total				708,311
Ireland 0.8%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%		13,000	13,398
08/15/2027	5.250%		59,000	60,238
08/15/2027	5.250%		8,000	8,159
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	119,463
Endo Dac/Finance LLC/Finco, Inc.(a)
10/15/2024	5.875%		29,000	29,295
07/31/2027	9.500%		14,000	15,209
06/30/2028	6.000%		19,000	15,602
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		495,000	566,458
Total				827,822
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	202,035
Playtech PLC(a)
10/12/2023	3.750%	EUR	100,000	119,099
Total				321,134
Italy 0.4%
Assicurazioni Generali SpA(a),(f)
Subordinated
06/08/2048	5.000%	EUR	100,000	140,561
Autostrade per l’Italia SpA(a)
09/26/2029	1.875%	EUR	200,000	238,165
Telecom Italia Capital SA
09/30/2034	6.000%		14,000	15,874
Total				394,600
Jersey 0.3%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	100,000	121,374
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	119,021
LHC3 PLC(a),(e)
08/15/2024	4.125%	EUR	100,000	119,074
Total				359,469
Liberia 0.1%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		59,000	60,845
03/15/2028	3.700%		24,000	22,136
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%		20,000	23,320
04/01/2028	5.500%		33,000	33,169
Total				139,470
Luxembourg 0.7%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	114,501
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	127,437
02/15/2028	6.000%		69,000	68,055
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%		29,000	29,422
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		82,000	84,683

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/01/2024	5.625%		27,000	27,342
Prologis International Funding II SA(a)
06/17/2032	1.625%	EUR	150,000	191,404
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	123,428
Total				766,272
Mauritius 0.5%
Network i2i Ltd.(a),(f)
12/31/2049	5.650%		450,000	476,035
Netherlands 2.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%		4,000	4,135
05/15/2028	6.125%		21,000	22,865
03/31/2029	4.125%		30,000	30,273
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	200,827
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	31,353
Constellium NV(a)
02/15/2026	5.875%		80,000	82,445
Constellium SE(a)
06/15/2028	5.625%		15,000	15,821
04/15/2029	3.750%		33,000	31,522
Diebold Nixdorf Dutch Holding BV(a)
07/15/2025	9.000%	EUR	100,000	129,377
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	586,106
LKQ European Holdings BV(a)
04/01/2026	3.625%	EUR	100,000	119,396
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%		30,000	31,642
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	121,263
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	124,320
Q-Park Holding I BV(a)
03/01/2025	1.500%	EUR	100,000	112,730
RELX Finance BV(a)
03/10/2028	0.500%	EUR	200,000	237,776
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		66,000	70,222
Telefonica Europe BV(a),(f)
12/31/2049	3.875%	EUR	100,000	126,426
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	26,276
08/15/2027	8.500%		23,000	24,954
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	119,241
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	160,551
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		12,000	12,248
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		35,000	36,632
Ziggo BV(a)
01/15/2027	5.500%		103,000	107,241
Total				2,565,642
Norway 0.3%
DNB Bank ASA(a)
04/09/2024	0.250%	EUR	300,000	356,741
Panama 0.1%
Carnival Corp.(a)
03/01/2026	7.625%		28,000	30,100
03/01/2027	5.750%		57,000	58,516
08/01/2027	9.875%		28,000	32,713
Total				121,329
Poland 0.0%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		15,000	15,242
Spain 0.4%
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	118,810
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	299,894
Total				418,704
Sweden 1.3%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	470,257
Akelius Residential Property AB(a),(f)
10/05/2078	3.875%	EUR	100,000	123,496
Heimstaden Bostad AB(a),(f)
12/31/2049	3.375%	EUR	100,000	120,935
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	447,837
01/30/2027	1.125%	EUR	200,000	239,207
Total				1,401,732

4	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Switzerland 0.2%
Novartis Finance SA(a),(g)
09/23/2028	0.000%	EUR	200,000	231,981
United Kingdom 5.7%
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	256,412
BP Capital Markets PLC(a),(f)
12/31/2049	3.250%	EUR	200,000	251,554
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	319,392
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	396,352
DS Smith PLC(a)
09/12/2026	0.875%	EUR	470,000	563,680
G4S International Finance PLC(a)
05/24/2025	1.875%	EUR	280,000	327,555
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	399,275
HBOS PLC(f)
Subordinated
03/18/2030	4.500%	EUR	255,000	342,693
HSBC Bank PLC
Subordinated
03/24/2046	4.750%	GBP	75,000	136,510
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	564,745
International Game Technology PLC(a)
07/15/2024	3.500%	EUR	100,000	121,080
02/15/2025	6.500%		14,000	15,368
NCL Finance Ltd.(a)
03/15/2028	6.125%		10,000	10,200
NGG Finance PLC(a),(f)
09/05/2082	2.125%	EUR	250,000	300,379
Royal Bank of Scotland Group PLC(a),(f)
03/02/2026	1.750%	EUR	335,000	414,907
Sky PLC(a)
09/16/2024	3.750%		800,000	879,912
Virgin Media Finance PLC(a)
07/15/2030	5.000%		35,000	35,123
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%		31,000	32,168
04/15/2027	5.000%	GBP	100,000	144,269
05/15/2029	5.500%		33,000	35,184
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		29,000	28,176
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vodafone Group PLC(a),(f)
10/03/2078	4.200%	EUR	100,000	132,075
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	308,183
Total				6,015,192
United States 32.9%
AbbVie, Inc.
06/01/2029	2.125%	EUR	250,000	331,328
06/15/2044	4.850%		70,000	84,914
11/21/2049	4.250%		175,000	198,094
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		6,000	6,328
04/15/2029	5.000%		9,000	9,335
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%		12,000	13,429
AG Issuer LLC(a)
03/01/2028	6.250%		10,000	10,454
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%		17,000	18,773
02/15/2028	5.875%		19,000	20,257
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%		31,000	32,117
02/15/2030	4.875%		71,000	72,918
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		25,000	25,189
10/15/2027	6.750%		54,000	57,516
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	33,386
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		47,000	48,888
04/20/2029	5.750%		35,455	37,715
American Axle & Manufacturing, Inc.
03/15/2026	6.250%		33,000	33,824
04/01/2027	6.500%		2,000	2,081
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%		35,000	36,139
01/15/2028	4.000%		64,000	64,126
Amgen, Inc.
02/21/2050	3.375%		110,000	109,463
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		805,000	956,721
Apache Corp.
11/15/2025	4.625%		15,000	15,458
11/15/2027	4.875%		19,000	19,464
09/01/2040	5.100%		11,000	10,791
02/01/2042	5.250%		16,000	15,922
04/15/2043	4.750%		32,000	29,682
01/15/2044	4.250%		11,000	9,898

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apergy Corp.
05/01/2026	6.375%		25,000	26,181
Appalachian Power Co.
05/15/2044	4.400%		400,000	446,177
APX Group, Inc.
12/01/2022	7.875%		45,000	45,180
09/01/2023	7.625%		47,000	48,632
11/01/2024	8.500%		53,000	55,323
Aramark Services, Inc.(a)
05/01/2025	6.375%		11,000	11,660
02/01/2028	5.000%		16,000	16,598
Arches Buyer, Inc.(a)
06/01/2028	4.250%		11,000	10,974
12/01/2028	6.125%		7,000	7,210
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		26,000	26,482
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%		64,000	64,012
Ascend Learning LLC(a)
08/01/2025	6.875%		25,000	25,685
08/01/2025	6.875%		24,000	24,607
ASGN, Inc.(a)
05/15/2028	4.625%		31,000	31,947
AssuredPartners, Inc.(a)
01/15/2029	5.625%		28,000	28,493
AT&T, Inc.(a)
09/15/2055	3.550%		453,000	414,597
12/01/2057	3.800%		344,000	327,762
Avantor Funding, Inc.(a)
07/15/2028	3.875%	EUR	100,000	123,720
07/15/2028	4.625%		35,000	36,602
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/01/2029	5.375%		10,000	10,414
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		24,000	23,402
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		14,000	14,634
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		8,000	8,517
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%		4,000	4,095
04/15/2025	6.125%		45,000	46,128
11/01/2025	5.500%		37,000	38,034
04/01/2026	9.250%		35,000	38,736
01/31/2027	8.500%		98,000	108,543
01/15/2028	7.000%		6,000	6,515
01/30/2028	5.000%		19,000	19,370
02/15/2029	5.000%		13,000	12,922
02/15/2029	6.250%		36,000	38,216
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/30/2030	5.250%		20,000	20,086
02/15/2031	5.250%		16,000	15,934
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%		37,000	37,764
11/15/2026	4.500%		21,000	21,685
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	466,509
06/06/2027	3.700%		333,000	367,033
Becton Dickinson Euro Finance Sarl
02/12/2036	1.213%	EUR	100,000	116,568
Berry Global, Inc.
07/15/2023	5.125%		20,000	20,201
Black Knight InfoServ LLC(a)
09/01/2028	3.625%		30,000	29,462
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		16,000	16,098
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%		9,000	9,674
03/01/2026	9.125%		6,000	6,386
Boyd Gaming Corp.(a)
06/01/2025	8.625%		10,000	11,119
Boyd Gaming Corp.
04/01/2026	6.375%		18,000	18,584
12/01/2027	4.750%		22,000	22,400
Boyne USA, Inc.(a)
05/01/2025	7.250%		22,000	22,869
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%		71,000	77,033
Broadcom, Inc.(a)
04/15/2034	3.469%		79,000	77,975
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%		5,000	5,317
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	44,593
BWX Technologies, Inc.(a)
06/30/2028	4.125%		25,000	25,312
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%		9,000	9,347
Cable One, Inc.(a)
11/15/2030	4.000%		14,000	13,844
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		54,000	54,232
Callon Petroleum Co.
10/01/2024	6.125%		14,000	11,900
07/01/2026	6.375%		103,000	81,393

6	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Calpine Corp.(a)
06/01/2026	5.250%		15,000	15,450
02/15/2028	4.500%		33,000	33,285
03/15/2028	5.125%		22,000	22,162
02/01/2029	4.625%		5,000	4,869
Camelot Finance SA(a)
11/01/2026	4.500%		21,000	21,717
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%		4,000	3,557
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	8,384
03/01/2028	2.375%	EUR	100,000	116,830
02/15/2029	3.125%		10,000	9,610
CCM Merger, Inc.(a)
05/01/2026	6.375%		23,000	24,303
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		55,000	58,150
03/01/2030	4.750%		111,000	115,062
08/15/2030	4.500%		36,000	36,682
02/01/2031	4.250%		75,000	75,150
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		20,000	21,436
CDK Global, Inc.
06/01/2027	4.875%		21,000	21,986
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%		17,000	17,150
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%		27,000	28,427
10/01/2028	6.500%		13,000	13,925
Centene Corp.
12/15/2029	4.625%		27,000	29,230
02/15/2030	3.375%		27,000	27,262
10/15/2030	3.000%		54,000	53,880
CenturyLink, Inc.
03/15/2022	5.800%		78,000	80,692
04/01/2025	5.625%		73,000	78,737
CenturyLink, Inc.(a)
12/15/2026	5.125%		26,000	27,376
02/15/2027	4.000%		16,000	16,339
CFX Escrow Corp.(a)
02/15/2024	6.000%		9,000	9,286
02/15/2026	6.375%		11,000	11,724
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%		30,000	30,570
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		10,000	10,362
03/15/2029	3.750%		13,000	13,058
03/15/2031	4.000%		10,000	10,183
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	80,000	92,829
03/01/2050	4.800%	305,000	328,386
04/01/2061	3.850%	85,000	77,909
Chemours Co. (The)(a)
11/15/2028	5.750%	23,000	24,243
Cheniere Energy Partners LP
10/01/2026	5.625%	39,000	40,805
10/01/2029	4.500%	8,000	8,303
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	24,000	24,464
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	35,000	36,476
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	38,000	40,234
03/15/2026	8.000%	24,000	25,933
03/15/2027	5.625%	10,000	10,474
04/15/2029	6.875%	31,000	32,360
Cinemark USA, Inc.
06/01/2023	4.875%	58,000	57,664
Cinemark USA, Inc.(a)
05/01/2025	8.750%	36,000	39,429
03/15/2026	5.875%	40,000	40,982
Citigroup, Inc.(f)
06/03/2031	2.572%	225,000	224,680
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	31,000	30,722
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	20,000	20,852
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	45,000	45,225
Clearway Energy Operating LLC
09/15/2026	5.000%	31,000	32,019
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	21,000	21,850
02/15/2031	3.750%	87,000	83,630
CMS Energy Corp.
11/15/2025	3.600%	682,000	741,163
CNX Resources Corp.(a)
03/14/2027	7.250%	56,000	60,132
01/15/2029	6.000%	9,000	9,350
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	11,000	11,607
07/01/2025	6.250%	44,000	46,920
07/01/2027	8.125%	39,000	42,915
Commercial Metals Co.
02/15/2031	3.875%	5,000	4,907

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	29,000	29,587
Comstock Resources, Inc.
08/15/2026	9.750%	8,000	8,703
08/15/2026	9.750%	7,000	7,594
Comstock Resources, Inc.(a)
03/01/2029	6.750%	20,000	20,837
Continental Resources, Inc.(a)
01/15/2031	5.750%	22,000	24,771
Core & Main LP(a)
08/15/2025	6.125%	63,000	64,638
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	19,000	19,928
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	66,000	67,408
CSC Holdings LLC(a)
02/01/2028	5.375%	66,000	69,401
02/01/2029	6.500%	92,000	101,638
01/15/2030	5.750%	23,000	24,226
12/01/2030	4.625%	41,000	40,334
02/15/2031	3.375%	36,000	33,900
CSX Corp.
11/01/2046	3.800%	205,000	218,972
CVS Health Corp.
03/25/2048	5.050%	465,000	570,804
DCP Midstream Operating LP
05/15/2029	5.125%	28,000	29,771
04/01/2044	5.600%	33,000	33,001
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	31,980
Delta Air Lines, Inc.
01/15/2026	7.375%	29,000	34,162
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	25,000	26,682
10/20/2028	4.750%	45,000	48,961
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	25,000	18,003
08/15/2027	6.625%	22,000	11,727
Discovery Communications LLC
05/15/2049	5.300%	20,000	23,931
DISH DBS Corp.
11/15/2024	5.875%	25,000	26,160
07/01/2026	7.750%	107,000	118,131
07/01/2028	7.375%	35,000	36,615
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	46,000	48,998
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2024	3.500%		750,000	803,837
10/01/2026	2.850%		490,000	519,662
Duke Energy Corp.
09/01/2046	3.750%		345,000	348,968
Dycom Industries, Inc.(a),(h)
04/15/2029	4.500%		23,000	23,055
Element Solutions, Inc.(a)
09/01/2028	3.875%		45,000	44,314
Emera US Finance LP
06/15/2046	4.750%		620,000	694,163
Encompass Health Corp.
02/01/2028	4.500%		13,000	13,306
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%		4,000	4,275
01/30/2028	5.750%		30,000	31,681
Energizer Holdings, Inc.(a)
03/31/2029	4.375%		17,000	17,040
Enterprise Products Operating LLC
01/31/2060	3.950%		120,000	120,173
EQM Midstream Partners LP(a)
07/01/2025	6.000%		23,000	24,723
07/01/2027	6.500%		28,000	30,434
01/15/2029	4.500%		24,000	23,397
01/15/2031	4.750%		31,000	30,082
EQT Corp.
10/01/2027	3.900%		41,000	41,821
01/15/2029	5.000%		21,000	22,465
EQT Corp.(f)
02/01/2030	8.750%		30,000	38,253
FedEx Corp.
04/01/2046	4.550%		350,000	399,097
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	338,152
Fiserv, Inc.
07/01/2027	1.125%	EUR	200,000	245,246
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,316,759
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		31,000	32,480
Ford Motor Co.
04/21/2023	8.500%		11,000	12,265
04/22/2025	9.000%		11,000	13,316
04/22/2030	9.625%		4,000	5,588

8	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	93,731
11/13/2025	3.375%		18,000	18,266
11/25/2025	2.330%	EUR	100,000	120,468
01/08/2026	4.389%		22,000	23,161
08/17/2027	4.125%		107,000	110,295
02/16/2028	2.900%		20,000	19,209
11/13/2030	4.000%		10,000	9,921
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	39,463
03/15/2043	5.450%		99,000	118,938
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		44,000	43,271
03/01/2028	6.125%		62,000	63,704
Frontdoor, Inc.(a)
08/15/2026	6.750%		12,000	12,757
Gartner, Inc.(a)
07/01/2028	4.500%		28,000	28,867
10/01/2030	3.750%		29,000	28,721
Gates Global LLC/Co.(a)
01/15/2026	6.250%		21,000	22,044
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%		4,000	3,925
02/01/2028	7.750%		18,000	17,999
Georgia Power Co.
03/15/2042	4.300%		75,000	83,824
01/30/2050	3.700%		50,000	51,645
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%		150,000	151,728
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	329,831
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		49,000	47,601
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		25,741	27,284
HB Fuller Co.
10/15/2028	4.250%		14,000	14,220
HCA, Inc.
02/01/2025	5.375%		48,000	53,552
09/01/2028	5.625%		20,000	22,993
02/01/2029	5.875%		34,000	39,594
09/01/2030	3.500%		48,000	48,373
Herc Holdings, Inc.(a)
07/15/2027	5.500%		33,000	35,103
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		11,000	11,320
02/01/2029	5.750%		21,000	21,172
02/01/2031	6.000%		22,000	22,316
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hillenbrand, Inc.
06/15/2025	5.750%		7,000	7,482
03/01/2031	3.750%		19,000	18,610
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	14,755
02/15/2032	3.625%		19,000	18,445
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%		36,000	36,423
Hospitality Properties Trust
03/15/2024	4.650%		16,000	16,006
HT Troplast GmbH(a)
07/15/2025	9.250%	EUR	100,000	127,938
HUB International Ltd.(a)
05/01/2026	7.000%		50,000	51,916
IAA Spinco, Inc.(a)
06/15/2027	5.500%		22,000	23,063
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	18,132
05/01/2027	8.375%		75,385	80,857
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		12,000	12,352
01/15/2028	4.750%		25,000	25,232
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		28,000	31,446
Indigo Natural Resources LLC(a)
02/01/2029	5.375%		16,000	15,761
Ingevity Corp.(a)
11/01/2028	3.875%		38,000	36,858
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		42,000	45,398
Interface, Inc.(a)
12/01/2028	5.500%		6,000	6,203
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	117,556
IRB Holding Corp.(a)
06/15/2025	7.000%		27,000	29,107
02/15/2026	6.750%		113,000	116,917
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%		17,000	17,260
Iron Mountain, Inc.(a)
07/15/2028	5.000%		20,000	20,473
07/15/2030	5.250%		28,000	28,869
02/15/2031	4.500%		16,000	15,813
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%		14,000	14,578
06/15/2028	5.000%		13,000	13,532
JPMorgan Chase & Co.(a),(f)
07/25/2031	1.001%	EUR	200,000	242,268

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		81,000	82,434
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	118,202
Kinder Morgan, Inc.
02/15/2046	5.050%		90,000	101,561
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	505,947
Kraft Heinz Foods Co.
06/01/2046	4.375%		505,000	529,107
Kroger Co. (The)
01/15/2048	4.650%		210,000	244,135
L Brands, Inc.(a)
07/01/2025	9.375%		7,000	8,736
10/01/2030	6.625%		10,000	11,414
L Brands, Inc.
06/15/2029	7.500%		9,000	10,229
11/01/2035	6.875%		34,000	40,378
Subordinated
03/01/2033	6.950%		33,000	37,030
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%		36,000	36,261
10/01/2025	5.250%		59,000	59,379
02/01/2027	4.250%		3,000	2,958
Lamar Media Corp.
02/15/2028	3.750%		14,000	13,972
01/15/2029	4.875%		14,000	14,643
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	17,639
11/01/2026	4.875%		25,000	25,918
Level 3 Financing, Inc.(a)
01/15/2029	3.625%		22,000	21,337
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%		30,000	33,293
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		51,000	53,387
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%		12,000	12,322
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%		64,000	64,604
Matador Resources Co.
09/15/2026	5.875%		91,000	88,657
Match Group, Inc.(a)
02/15/2029	5.625%		6,000	6,424
Mattel, Inc.(a)
04/01/2026	3.375%		14,000	14,329
12/15/2027	5.875%		28,000	30,734
04/01/2029	3.750%		43,000	43,316
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mattel, Inc.
11/01/2041	5.450%		27,000	29,688
Medtronic Global Holdings SCA
10/15/2040	1.375%	EUR	150,000	178,782
Meritage Homes Corp.
04/01/2022	7.000%		26,000	27,314
Meritage Homes Corp.(a),(h)
04/15/2029	3.875%		34,000	34,000
MGIC Investment Corp.
08/15/2028	5.250%		5,000	5,206
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		18,000	18,969
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	21,000
02/01/2027	5.750%		18,000	19,865
Microchip Technology, Inc.(a)
09/01/2025	4.250%		27,000	28,215
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%		88,580	97,101
Minerals Technologies, Inc.(a)
07/01/2028	5.000%		19,000	19,581
Moog, Inc.(a)
12/15/2027	4.250%		18,000	18,365
MTS Systems Corp.(a)
08/15/2027	5.750%		8,000	8,788
Nabors Industries Ltd.(a)
01/15/2026	7.250%		17,000	14,324
Navient Corp.
06/15/2022	6.500%		40,000	42,019
01/25/2023	5.500%		44,000	45,718
03/15/2028	4.875%		24,000	23,493
NCL Corp Ltd.(a)
03/15/2026	5.875%		17,000	17,168
NCR Corp.(a)
04/15/2025	8.125%		20,000	21,895
09/01/2027	5.750%		21,000	22,196
10/01/2028	5.000%		49,000	49,498
10/01/2030	5.250%		20,000	20,256
NCR Corp.(a),(h)
04/15/2029	5.125%		28,000	28,265
NESCO Holdings II, Inc.(a),(h)
04/15/2029	5.500%		31,000	31,785
Netflix, Inc.
04/15/2028	4.875%		56,000	63,351
11/15/2028	5.875%		17,000	20,570
05/15/2029	6.375%		3,000	3,734

10	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netflix, Inc.(a)
05/15/2029	4.625%	EUR	100,000	145,553
11/15/2029	5.375%		24,000	28,366
06/15/2030	4.875%		40,000	46,028
Newell Brands, Inc.
06/01/2025	4.875%		11,000	12,143
Newfield Exploration Co.
07/01/2024	5.625%		3,000	3,296
01/01/2026	5.375%		21,000	23,140
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%		14,000	14,151
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		28,000	30,267
NFP Corp.(a)
05/15/2025	7.000%		11,000	11,795
08/15/2028	6.875%		93,000	96,483
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%		13,000	13,675
NiSource, Inc.
05/15/2047	4.375%		425,000	477,911
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%		15,000	14,980
Novelis Corp.(a)
09/30/2026	5.875%		93,000	97,315
01/30/2030	4.750%		43,000	44,308
Novolex(a)
01/15/2025	6.875%		15,000	15,227
NRG Energy, Inc.
01/15/2027	6.625%		61,000	63,603
NRG Energy, Inc.(a)
02/15/2029	3.375%		20,000	19,546
02/15/2031	3.625%		46,000	44,864
NuStar Logistics LP
02/01/2022	4.750%		14,000	14,214
10/01/2025	5.750%		18,000	19,277
06/01/2026	6.000%		17,000	18,345
04/28/2027	5.625%		46,000	48,147
10/01/2030	6.375%		14,000	15,143
Occidental Petroleum Corp.
08/15/2024	2.900%		87,000	85,923
07/15/2025	8.000%		48,000	55,072
08/15/2029	3.500%		37,000	34,646
09/01/2030	6.625%		56,000	62,956
01/01/2031	6.125%		23,000	25,359
05/01/2031	7.500%		13,000	15,160
09/15/2036	6.450%		17,000	18,730
03/15/2046	6.600%		40,000	42,556
04/15/2046	4.400%		23,000	19,683
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	5,000	5,376
02/01/2028	7.250%	17,000	18,656
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	11,153
01/15/2029	4.250%	15,000	14,446
03/15/2030	4.625%	14,000	13,489
Ovintiv, Inc.
11/01/2031	7.200%	5,000	6,237
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	35,000	37,201
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	30,000	31,838
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,201,994
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	38,000	39,417
Performance Food Group, Inc.(a)
05/01/2025	6.875%	7,000	7,463
10/15/2027	5.500%	34,000	35,589
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	14,000	14,318
02/15/2029	7.750%	8,000	8,649
PG&E Corp.
07/01/2028	5.000%	25,000	26,420
07/01/2030	5.250%	17,000	18,019
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	31,075
Pilgrim’s Pride Corp.(a),(h)
04/15/2031	4.250%	71,000	70,764
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	933,977
Plantronics, Inc.(a)
05/31/2023	5.500%	46,000	46,259
03/01/2029	4.750%	63,000	61,872
Playtika Holding Corp.(a)
03/15/2029	4.250%	24,000	23,645
Post Holdings, Inc.(a)
03/01/2027	5.750%	41,000	43,121
01/15/2028	5.625%	12,000	12,664
04/15/2030	4.625%	67,000	67,169
09/15/2031	4.500%	48,000	47,589
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,355,052
PQ Corp.(a)
12/15/2025	5.750%	38,000	39,006

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	14,693
04/01/2031	3.750%	15,000	14,339
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	57,121
PTC, Inc.(a)
02/15/2028	4.000%	11,000	11,371
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	47,000	46,776
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	14,505
Quicken Loans, Inc.(a)
01/15/2028	5.250%	50,000	52,722
Radian Group, Inc.
03/15/2025	6.625%	2,000	2,243
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	25,000	25,232
09/15/2028	6.500%	36,000	38,011
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	12,000	12,375
Resideo Funding, Inc.(a)
11/01/2026	6.125%	31,000	32,709
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	14,000	14,067
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	23,000	23,032
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	37,000	38,289
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	7,000	8,361
09/01/2025	7.375%	12,000	13,094
SBA Communications Corp.
09/01/2024	4.875%	91,000	93,514
SBA Communications Corp.(a)
02/01/2029	3.125%	54,000	51,901
Scientific Games International, Inc.(a)
07/01/2025	8.625%	21,000	22,821
10/15/2025	5.000%	34,000	35,204
03/15/2026	8.250%	63,000	67,743
05/15/2028	7.000%	13,000	13,900
11/15/2029	7.250%	30,000	32,481
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	6,000	5,896
01/15/2031	5.375%	11,000	10,918
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	21,000	21,714
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	9,000	9,437
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%		39,000	41,457
Sempra Energy
06/15/2024	3.550%		465,000	500,702
06/15/2027	3.250%		260,000	278,930
Service Properties Trust
10/01/2024	4.350%		7,000	6,966
12/15/2027	5.500%		10,000	10,547
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	38,672
04/01/2029	4.750%		4,000	4,044
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		28,000	29,127
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	117,563
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		19,000	19,151
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%		17,000	17,500
07/01/2030	4.125%		49,000	49,039
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%		21,000	21,231
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		13,000	14,047
SLM Corp.
10/29/2025	4.200%		26,000	27,295
SM Energy Co.
06/01/2025	5.625%		14,000	12,954
09/15/2026	6.750%		43,000	39,700
01/15/2027	6.625%		37,000	34,011
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%		19,000	19,607
Southern Co. (The)
07/01/2046	4.400%		340,000	379,256
Spectrum Brands, Inc.
07/15/2025	5.750%		48,000	49,535
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	119,942
03/15/2031	3.875%		14,000	13,699
Springleaf Finance Corp.
03/15/2023	5.625%		21,000	22,289
10/01/2023	8.250%		33,000	37,171
Sprint Capital Corp.
11/15/2028	6.875%		81,000	102,091
Sprint Corp.
03/01/2026	7.625%		49,000	60,029

12	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%		28,000	29,603
04/15/2027	10.750%		7,000	6,914
Sunoco LP/Finance Corp.
02/15/2026	5.500%		37,000	38,122
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%		10,000	9,964
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		11,000	11,243
04/15/2027	10.000%		19,000	20,987
Syneos Health, Inc.(a)
01/15/2029	3.625%		12,000	11,671
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%		26,000	26,179
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%		21,000	21,808
01/15/2028	5.000%		64,000	66,601
03/01/2030	5.500%		62,000	65,090
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%		25,000	25,330
01/15/2032	4.000%		21,000	19,815
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%		21,000	23,125
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		240,000	293,475
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%		15,000	15,873
06/01/2025	6.750%		27,000	27,586
Tenet Healthcare Corp.(a)
04/01/2025	7.500%		28,000	30,216
02/01/2027	6.250%		54,000	57,017
11/01/2027	5.125%		74,000	77,401
06/15/2028	4.625%		10,000	10,263
10/01/2028	6.125%		67,000	69,803
Tenneco, Inc.(a)
01/15/2029	7.875%		39,000	43,760
04/15/2029	5.125%		20,000	19,739
TerraForm Power Operating LLC(a)
01/31/2028	5.000%		25,000	27,009
01/15/2030	4.750%		28,000	29,060
Thermo Fisher Scientific, Inc.
10/01/2049	1.875%	EUR	150,000	185,984
T-Mobile USA, Inc.
02/01/2026	4.500%		23,000	23,572
02/15/2026	2.250%		11,000	11,009
02/01/2028	4.750%		43,000	45,857
02/15/2029	2.625%		44,000	42,708
02/15/2031	2.875%		24,000	23,200
04/15/2031	3.500%		8,000	8,043
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
05/15/2025	6.500%	42,000	42,915
06/15/2026	6.375%	16,000	16,556
11/15/2027	5.500%	72,000	74,465
TransDigm, Inc.(a)
12/15/2025	8.000%	30,000	32,674
03/15/2026	6.250%	108,000	114,494
01/15/2029	4.625%	29,000	28,588
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	41,000	41,159
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	15,225	13,443
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	82,617	77,347
TRI Pointe Group, Inc.
06/15/2028	5.700%	14,000	15,469
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	15,000	16,575
TriMas Corp.(a)
10/15/2025	4.875%	5,000	5,124
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	14,000	14,273
Tronox, Inc.(a)
03/15/2029	4.625%	34,000	34,022
Uber Technologies, Inc.(a)
05/15/2025	7.500%	38,000	40,985
01/15/2028	6.250%	20,000	21,769
Union Pacific Corp.
08/15/2059	3.950%	200,000	214,332
United Rentals North America, Inc.
07/15/2030	4.000%	13,000	13,232
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	19,000	19,707
US Foods, Inc.(a)
02/15/2029	4.750%	16,000	16,047
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	20,000	20,603
USI, Inc.(a)
05/01/2025	6.875%	15,000	15,251
Verizon Communications, Inc.
03/22/2041	3.400%	64,000	65,006
03/22/2061	3.700%	244,000	241,399
Verscend Escrow Corp.(a)
08/15/2026	9.750%	47,000	50,386
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	23,000	23,546
08/15/2030	4.125%	21,000	21,171

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
05/15/2025	13.000%		2,000	2,352
09/15/2027	5.875%		26,000	25,437
02/15/2029	7.000%		8,000	8,241
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%		7,000	7,078
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	14,517
02/15/2027	5.625%		48,000	49,935
07/31/2027	5.000%		11,000	11,344
VOC Escrow Ltd.(a)
02/15/2028	5.000%		8,000	7,917
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		52,000	53,190
Welbilt, Inc.
02/15/2024	9.500%		16,000	16,481
Wells Fargo & Co.
10/23/2026	3.000%		160,000	171,193
Wells Fargo & Co.(a),(f)
05/04/2030	1.741%	EUR	200,000	253,976
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		32,000	34,989
06/15/2028	7.250%		26,000	29,028
White Cap Buyer LLC(a)
10/15/2028	6.875%		30,000	31,892
Williams Companies, Inc. (The)
09/15/2045	5.100%		170,000	195,823
WR Grace & Co.(a)
06/15/2027	4.875%		29,000	29,998
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	31,679
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		7,000	7,588
Yum! Brands, Inc.(a)
04/01/2025	7.750%		5,000	5,470
01/15/2030	4.750%		16,000	16,905
Yum! Brands, Inc.
03/15/2031	3.625%		21,000	20,183
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		38,000	37,233
Total				34,938,004
Virgin Islands 0.2%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2024	5.125%		200,000	217,785
Total Corporate Bonds & Notes (Cost $53,229,427)				56,668,849

Foreign Government Obligations(c),(i) 16.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%	200,000	185,974
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	200,000	204,355
Brazil 0.7%
Brazilian Government International Bond
01/27/2045	5.000%	750,000	712,255
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	6,000	6,248
06/01/2027	5.250%	32,000	33,574
Total			39,822
Chile 0.2%
Chile Government International Bond
01/25/2050	3.500%	200,000	204,139
Colombia 1.3%
Colombia Government International Bond
01/30/2030	3.000%	800,000	783,255
04/15/2031	3.125%	200,000	195,640
Ecopetrol SA
04/29/2030	6.875%	300,000	364,378
Total			1,343,273
Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	200,000	200,078
Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%	642,000	779,224
09/23/2032	4.875%	150,000	152,232
01/30/2060	5.875%	150,000	143,534
Total			1,074,990
Egypt 0.5%
Egypt Government International Bond(a)
03/01/2049	8.700%	355,000	355,770
03/01/2049	8.700%	200,000	200,434
Total			556,204
El Salvador 0.2%
El Salvador Government International Bond(a)
04/10/2032	8.250%	200,000	207,200

14	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ghana 0.2%
Ghana Government International Bond(a)
02/11/2027	6.375%	200,000	193,687
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%	200,000	231,247
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	199,029
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%	200,000	198,549
Total			397,578
Indonesia 1.8%
Indonesia Government International Bond(a)
05/05/2021	4.875%	364,000	365,342
01/08/2027	4.350%	400,000	448,107
01/15/2045	5.125%	200,000	237,455
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%	200,000	205,560
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%	200,000	226,740
11/15/2048	6.757%	200,000	248,111
PT Saka Energi Indonesia(a)
05/05/2024	4.450%	200,000	176,701
Total			1,908,016
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	250,000	270,660
06/15/2033	6.125%	200,000	204,037
Total			474,697
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	300,000	355,718
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	200,000	213,981
Mexico 1.3%
Petroleos Mexicanos
03/13/2027	6.500%	500,000	522,882
01/23/2030	6.840%	250,000	253,428
01/28/2031	5.950%	400,000	382,901
01/23/2050	7.690%	273,000	253,464
Total			1,412,675
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.5%
Stedin Holding NV(a),(f)
12/31/2049	3.250%	EUR	270,000	322,502
Syngenta Finance NV(a)
04/24/2028	5.182%		200,000	217,522
Total				540,024
Panama 0.4%
Panama Government International Bond
01/23/2030	3.160%		200,000	208,188
07/23/2060	3.870%		200,000	198,234
Total				406,422
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	224,288
Peru 0.2%
Peruvian Government International Bond
06/20/2030	2.844%		200,000	202,941
Qatar 0.9%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	454,357
04/16/2030	3.750%		200,000	223,496
04/23/2048	5.103%		250,000	316,762
Total				994,615
Romania 0.3%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	257,623
02/14/2051	4.000%		116,000	112,319
Total				369,942
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/28/2035	5.100%		200,000	230,824
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	319,855
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	613,131
Total				932,986
Senegal 0.4%
Senegal Government International Bond(a)
07/30/2024	6.250%		400,000	432,286

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.8%
Turkey Government International Bond
03/25/2027	6.000%	250,000	239,489
02/17/2028	5.125%	500,000	451,835
01/14/2041	6.000%	200,000	169,134
Total			860,458
Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	203,511
Ukraine Government International Bond(a)
09/01/2026	7.750%	100,000	108,486
Total			311,997
United Arab Emirates 1.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	850,000	810,793
04/16/2050	3.875%	200,000	217,491
DP World PLC(a)
07/02/2037	6.850%	400,000	519,278
Total			1,547,562
Virgin Islands 0.5%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	262,928
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	217,628
Total			480,556
Total Foreign Government Obligations (Cost $17,213,140)			17,450,790

Residential Mortgage-Backed Securities - Agency 0.6%

United States 0.6%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.941%	230,459	45,226
Federal National Mortgage Association(j)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	397,898	74,196
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.089%	161,649	35,379
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.989%	136,568	23,885
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	526,235	105,802
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	521,747	119,962
Government National Mortgage Association(j)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	986,528	148,159
CMO Series 2021-9 Class MI
01/20/2051	2.500%	248,533	34,452
Total			587,061
Total Residential Mortgage-Backed Securities - Agency (Cost $493,622)			587,061

Residential Mortgage-Backed Securities - Non-Agency 10.3%

Bermuda 1.1%
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.859%	1,000,000	1,000,005
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.709%	200,000	200,063
Total			1,200,068
United States 9.2%
Bayview Koitere Fund Trust(a),(d)
CMO Series 2020-LT1 Class A1
06/28/2035	1.607%	409,550	414,055
CIM Trust(a),(d),(k),(l)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	500,000	500,000
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.909%	421,095	421,929
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.909%	797,000	781,111

16	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	435,615
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	700,000	704,682
CMO Series 2019-2 Class A3
09/25/2059	3.007%	219,758	221,389
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	493,537	491,265
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	423,926	431,944
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.393%	500,000	504,760
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	188,374	180,253
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.759%	1,000,000	995,028
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	149,042	148,956
RCO V Mortgage LLC(a),(d)
CMO Series 2020-1 Class A2
09/25/2025	5.389%	100,000	100,376
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	404,564
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	243,291	243,501
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	501,380
Vericrest Opportunity Loan Trust(a),(d)
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	812,500	810,254
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	411,122
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	500,000	506,906
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	500,000	547,586
Total			9,756,676
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $10,846,644)			10,956,744

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(m),(n)	6,419,636	6,418,994
Total Money Market Funds (Cost $6,419,008)		6,418,994
Total Investments in Securities (Cost $97,948,231)		101,915,018
Other Assets & Liabilities, Net		4,256,255
Net Assets		$106,171,273

At March 31, 2021, securities and/or cash totaling $506,003 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,942,000 EUR	20,233,153 USD	UBS	04/19/2021	359,503	—
1,470,000 GBP	2,043,904 USD	UBS	04/19/2021	17,267	—
Total				376,770	—

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	8	06/2021	USD	1,047,500	—	(27,032)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(22)	06/2021	USD	(3,401,063)	152,420	—
U.S. Treasury 10-Year Note	(84)	06/2021	USD	(10,998,750)	287,257	—
U.S. Ultra Treasury Bond	(20)	06/2021	USD	(3,624,375)	213,549	—
Total					653,226	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	USD	1,658,000	(3,577)	—	—	—	(3,577)
Markit iTraxx Europe Main Index, Series 35	Morgan Stanley	06/20/2026	1.000	Quarterly	EUR	5,787,000	(3,925)	—	—	—	(3,925)
Total							(7,502)	—	—	—	(7,502)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $67,702,912, which represents 63.77% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $500,000, which represents 0.47% of total net assets.
(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	3,725,981	11,503,966	(8,811,068)	115	6,418,994	(115)	1,223	6,419,636
18	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2021 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	19

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	211,190	219,990
Total Asset-Backed Securities — Agency (Cost $214,683)			219,990

Asset-Backed Securities — Non-Agency 15.3%

American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-3 Class D
06/15/2026	2.400%	11,440,000	11,811,260
Subordinated Series 2021-1 Class D
03/15/2027	1.140%	4,950,000	4,915,287
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class C
3-month USD LIBOR + 2.700% Floor 2.700% 07/24/2031	2.918%	5,250,000	5,259,445
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.736%	5,250,000	5,273,867
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.591%	18,020,000	18,020,180
Avant Loans Funding Trust(a)
Series 2019-B Class A
10/15/2026	2.720%	1,305,724	1,307,501
Series 2020-REV1 Class A
05/15/2029	2.170%	19,483,000	19,503,543
Series 2020-REV1 Class B
05/15/2029	2.680%	11,550,000	11,613,818
Subordinated Series 2018-B Class C
11/17/2025	5.000%	1,315,895	1,318,400
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.618%	22,300,000	22,048,367
Series 2020-3A Class D
3-month USD LIBOR + 3.750% Floor 3.750% 10/23/2032	4.009%	12,000,000	12,026,148
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	4.411%	7,000,000	7,091,742
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.220% 08/14/2030	1.414%	5,946,835	5,947,251
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.624%	12,000,000	11,923,416
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	11,675,000	11,711,111
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.805%	21,000,000	21,000,063
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	612,521	612,958
Series 2019-A Class B
04/15/2026	4.010%	6,720,000	6,788,918
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	2,077,709	2,086,440
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	2,567,860	2,582,503
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.544%	14,617,500	14,618,962
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	3.737%	8,000,000	8,034,528
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	10,000,000	10,320,876
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	2,592,937	2,633,491
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	8,160,665	8,272,033
20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	4,225,000	4,395,374
Subordinated Series 2020-3A Class D
05/15/2026	2.270%	7,330,000	7,449,147
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,400,000	1,402,467
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.573%	10,000,000	9,985,410
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	7,447,448	7,618,268
Series 2019-2 Class A
08/15/2025	4.000%	9,313,414	9,490,000
Series 2019-3 Class A
10/15/2025	3.750%	10,434,496	10,619,681
Series 2019-7 Class A
01/15/2027	3.750%	10,115,698	10,247,747
Series 2020-1 Class A
01/16/2046	3.500%	11,573,831	11,721,762
Series 2020-2 Class A
02/15/2046	3.600%	6,913,112	6,990,324
Series 2020-T1 Class A
02/15/2046	3.500%	12,647,986	12,683,820
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	93,000	3,227,100
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	3,352,261	3,363,176
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	9,750,000	9,766,204
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.000% Floor 4.000% 01/19/2034	4.246%	13,175,000	13,444,231
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.974%	20,000,000	20,001,920
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.574%	11,300,000	11,234,957
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	11,236,008
Series 2020-2A Class D
09/16/2030	4.650%	4,145,000	4,413,958
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	8,700,000	8,781,995
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	7,300,000	7,470,984
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.624%	20,375,000	20,281,866
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.672%	45,625,000	45,627,646
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.472%	1,962,500	1,848,239
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.374%	39,400,000	39,386,880
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.674%	20,000,000	19,917,320
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	5,652,680	5,709,207
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	2,612,957	2,620,189
Series 2019-3 Class A
11/16/2026	3.821%	10,446,022	10,603,118
Series 2020-3 Class B
05/17/2027	3.220%	13,000,000	13,315,838
Series 2021-1 Class A
11/15/2027	1.180%	14,075,000	14,074,966
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	5,000,000	5,016,572

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	249,331	250,205
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	968,464	968,689
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	7,516,225	7,553,806
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.641%	28,000,000	27,890,912
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	578,015	581,089
SoFi Consumer Loan Program Repack Trust(a),(d),(e)
Series 2019-3 Class R1B
05/30/2028	0.000%	233,069	231,904
Subordinated Series 2019-2 Class R1B
04/28/2028	0.000%	739,794	734,477
SoFi Consumer Loan Program Trust(a)
Series 2019-2 Class A
04/25/2028	3.010%	885,656	891,611
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.611%	11,171,429	11,165,653
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	13,229,797	13,310,489
Series 2020-1A Class B
10/15/2026	3.950%	5,750,000	5,921,320
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	10,280,902	10,422,794
Series 2021-ST1 Class A
02/20/2027	2.750%	14,243,354	14,369,966
Total Asset-Backed Securities — Non-Agency (Cost $681,168,685)			684,961,397

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	52,500,000	55,406,484
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	11,305,748	11,993,750
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.624%	169,553,627	10,703,242
Total Commercial Mortgage-Backed Securities - Agency (Cost $77,435,801)			78,103,476

Commercial Mortgage-Backed Securities - Non-Agency 6.8%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,227,238	2,396,876
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.956%	7,220,000	7,217,758
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.356%	10,581,000	9,636,136
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.056%	3,950,000	3,410,466
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.646%	6,800,000	6,629,859
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.946%	3,050,000	3,038,467
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.506%	6,310,000	5,553,329
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.906%	6,950,000	6,371,871
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.026%	1,500,000	1,461,483
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.506%	5,600,000	5,603,494

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.606%	18,000,000	18,022,482
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.235%	11,400,000	11,385,747
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.827%	14,900,000	14,267,251
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.599%	3,096,420	3,115,759
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class E
02/10/2037	3.633%	10,950,000	10,571,923
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.847%	3,800,000	3,805,032
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	16,505,298
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	3,990,140
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	15,751,518
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	17,500,000	12,709,513
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	4,427,088
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,971,511
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.106%	7,658,668	7,658,662
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	13,400,000	11,391,593
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.306%	6,600,000	6,665,866
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.856%	4,150,000	4,191,415
Progress Residential 2020-SFR3 Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	8,005,000	7,931,112
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	20,121,225
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,185,000	12,106,898
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,828,179
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,763,368
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	6,222,531
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.206%	13,538,561	13,470,882
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.356%	10,469,000	10,421,881
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.006%	12,509,000	12,082,736
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	1.431%	9,000,000	8,884,658
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $302,802,652)			302,584,007

Convertible Bonds 0.1%

Banking 0.1%
BBVA Bancomer SA(a),(h)
Subordinated
11/12/2029	5.350%	2,910,000	2,994,823

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	863,000	829,602
Total Convertible Bonds (Cost $3,732,773)			3,824,425

Corporate Bonds & Notes 27.6%

Aerospace & Defense 0.6%
Bombardier, Inc.(a)
10/15/2022	6.000%	425,000	424,901
12/01/2024	7.500%	1,211,000	1,210,192
04/15/2027	7.875%	91,000	89,173
Northrop Grumman Corp.
01/15/2028	3.250%	9,895,000	10,597,609
TransDigm, Inc.(a)
12/15/2025	8.000%	876,000	954,070
03/15/2026	6.250%	5,574,000	5,909,157
01/15/2029	4.625%	157,000	154,769
TransDigm, Inc.
06/15/2026	6.375%	2,176,000	2,251,568
11/15/2027	5.500%	965,000	998,036
United Technologies Corp.
11/16/2028	4.125%	4,490,000	5,054,840
Total			27,644,315
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,467,000	2,566,103
04/20/2029	5.750%	376,779	400,794
Delta Air Lines, Inc.
01/15/2026	7.375%	816,000	961,239
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	866,736	918,689
Total			4,846,825
Automotive 0.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	971,000	995,245
04/01/2027	6.500%	62,000	64,521
Clarios Global LP(a)
05/15/2025	6.750%	283,000	302,286
Ford Motor Co.
04/21/2023	8.500%	112,000	124,883
04/22/2025	9.000%	958,000	1,159,720
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
03/18/2024	5.584%	2,061,000	2,225,562
09/08/2024	3.664%	2,048,000	2,109,466
06/16/2025	5.125%	419,000	452,356
11/13/2025	3.375%	2,198,000	2,230,481
01/09/2027	4.271%	934,000	972,102
08/17/2027	4.125%	607,000	625,692
02/16/2028	2.900%	668,000	641,583
11/13/2030	4.000%	763,000	756,952
IAA Spinco, Inc.(a)
06/15/2027	5.500%	1,555,000	1,630,128
IHO Verwaltungs GmbH(a),(i)
09/15/2026	4.750%	635,000	653,389
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	4,253,000	4,328,277
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	2,247,000	2,386,137
05/15/2027	8.500%	1,231,000	1,325,178
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	357,000	368,145
Tenneco, Inc.(a)
01/15/2029	7.875%	1,211,000	1,358,794
04/15/2029	5.125%	681,000	672,116
Total			25,383,013
Banking 1.7%
Bank of America Corp.(h)
07/23/2031	1.898%	24,615,000	23,156,051
Citigroup, Inc.(h)
06/03/2031	2.572%	6,120,000	6,111,287
Goldman Sachs Group Inc (The)(h)
01/27/2032	1.992%	9,350,000	8,877,496
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	21,605,000	21,992,562
Morgan Stanley(h)
01/22/2031	2.699%	2,180,000	2,211,390
04/28/2032	1.928%	3,727,000	3,514,869
Wells Fargo & Co.
10/23/2026	3.000%	9,035,000	9,667,048
Total			75,530,703
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	102,000	114,147
AG Issuer LLC(a)
03/01/2028	6.250%	100,000	104,541

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(a)
05/15/2025	7.000%	384,000	411,770
08/15/2028	6.875%	2,571,000	2,667,296
Total			3,297,754
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	1,938,000	2,001,094
01/15/2028	4.000%	742,000	743,457
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	3,658,000	3,733,550
11/15/2026	4.500%	661,000	682,567
Cemex SAB de CV(a)
11/19/2029	5.450%	7,663,000	8,385,443
Core & Main LP(a)
08/15/2025	6.125%	1,711,000	1,755,488
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	552,000	578,969
Interface, Inc.(a)
12/01/2028	5.500%	426,000	440,441
White Cap Buyer LLC(a)
10/15/2028	6.875%	839,000	891,918
Total			19,212,927
Cable and Satellite 1.3%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	1,558,000	1,609,167
05/01/2027	5.125%	1,430,000	1,511,893
05/01/2027	5.875%	901,000	930,590
03/01/2030	4.750%	1,837,000	1,904,227
08/15/2030	4.500%	3,215,000	3,275,934
02/01/2031	4.250%	834,000	835,664
05/01/2032	4.500%	1,013,000	1,025,662
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,272,000	1,475,978
03/01/2050	4.800%	12,551,000	13,513,347
04/01/2061	3.850%	1,390,000	1,274,045
Comcast Corp.
01/15/2051	2.800%	3,925,000	3,598,405
CSC Holdings LLC
06/01/2024	5.250%	1,776,000	1,914,290
CSC Holdings LLC(a)
05/15/2026	5.500%	1,078,000	1,111,697
02/01/2028	5.375%	1,434,000	1,507,901
01/15/2030	5.750%	1,311,000	1,380,883
12/01/2030	4.125%	2,663,000	2,640,680
12/01/2030	4.625%	768,000	755,519
02/15/2031	3.375%	809,000	761,815
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/15/2022	5.875%	1,517,000	1,583,977
11/15/2024	5.875%	427,000	446,818
07/01/2026	7.750%	2,576,000	2,843,979
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	344,000	347,197
09/15/2028	6.500%	1,064,000	1,123,437
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	2,329,000	2,397,433
08/01/2027	5.000%	704,000	737,346
07/01/2030	4.125%	483,000	483,381
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,218,000	1,222,279
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	2,262,000	2,347,212
05/15/2029	5.500%	1,029,000	1,097,091
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,193,000	1,217,610
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	774,499
Ziggo BV(a)
01/15/2027	5.500%	522,000	543,495
01/15/2030	4.875%	1,527,000	1,562,242
Total			59,755,693
Chemicals 0.4%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	709,000	691,346
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,009,000	1,054,708
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,329,000	1,308,727
HB Fuller Co.
10/15/2028	4.250%	403,000	409,328
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	397,000	445,862
INEOS Group Holdings SA(a)
08/01/2024	5.625%	769,000	778,730
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,555,000	1,553,359
Ingevity Corp.(a)
11/01/2028	3.875%	747,000	724,543
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	827,000	893,898
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%	586,000	594,945
LYB International Finance III LLC
05/01/2050	4.200%	2,960,000	3,171,007

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	314,000	323,601
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	705,000	715,936
PQ Corp.(a)
12/15/2025	5.750%	684,000	702,116
SPCM SA(a)
09/15/2025	4.875%	185,000	190,163
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	2,210,000	2,351,383
WR Grace & Co.(a)
06/15/2027	4.875%	1,461,000	1,511,270
Total			17,420,922
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,621,000	1,574,708
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	313,802
NESCO Holdings II, Inc.(a),(j)
04/15/2029	5.500%	733,000	751,558
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	406,000	417,666
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	612,242
05/15/2027	5.500%	939,000	1,001,322
Total			4,671,298
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2022	7.875%	441,000	442,767
09/01/2023	7.625%	336,000	347,669
11/01/2024	8.500%	511,000	533,394
Arches Buyer, Inc.(a)
12/01/2028	6.125%	200,000	205,993
ASGN, Inc.(a)
05/15/2028	4.625%	729,000	751,274
Frontdoor, Inc.(a)
08/15/2026	6.750%	1,424,000	1,513,844
Match Group, Inc.(a)
06/01/2028	4.625%	219,000	223,648
Staples, Inc.(a)
04/15/2026	7.500%	710,000	750,637
04/15/2027	10.750%	63,000	62,223
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,478,000	1,594,082
01/15/2028	6.250%	445,000	484,363
Total			6,909,894
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	627,000	672,027
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	907,000	909,109
Mattel, Inc.(a)
12/31/2025	6.750%	189,000	198,681
04/01/2026	3.375%	485,000	496,406
12/15/2027	5.875%	690,000	757,383
04/01/2029	3.750%	1,501,000	1,512,023
Mattel, Inc.
11/01/2041	5.450%	61,000	67,074
Newell Brands, Inc.
06/01/2025	4.875%	796,000	878,746
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	493,256
04/01/2031	3.750%	517,000	494,203
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	476,774
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	484,000	473,593
Valvoline, Inc.(a)
02/15/2030	4.250%	212,000	216,218
Total			7,645,493
Diversified Manufacturing 0.6%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	2,328,000	2,407,489
06/30/2028	4.125%	633,000	640,888
Carrier Global Corp.
04/05/2040	3.377%	10,720,000	10,717,184
CFX Escrow Corp.(a)
02/15/2024	6.000%	86,000	88,732
02/15/2026	6.375%	1,012,000	1,078,597
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,883,000	1,976,653
Resideo Funding, Inc.(a)
11/01/2026	6.125%	900,000	949,626
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	607,000	651,468
Vertical Holdco GmbH(a)
07/15/2028	7.625%	317,000	340,768
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	729,000	763,339
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	369,528

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,303,000	3,611,523
06/15/2028	7.250%	543,000	606,240
Total			24,202,035
Electric 2.8%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	6,647,875
Appalachian Power Co.
05/15/2044	4.400%	6,365,000	7,099,795
Calpine Corp.(a)
06/01/2026	5.250%	297,000	305,910
02/15/2028	4.500%	1,933,000	1,949,696
03/15/2028	5.125%	642,000	646,721
02/01/2029	4.625%	164,000	159,706
02/01/2031	5.000%	205,000	200,046
Clearway Energy Operating LLC
09/15/2026	5.000%	1,863,000	1,924,235
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,402,000	1,458,778
02/15/2031	3.750%	2,966,000	2,851,117
CMS Energy Corp.
03/01/2024	3.875%	4,145,000	4,468,898
11/15/2025	3.600%	585,000	635,748
03/31/2043	4.700%	640,000	731,291
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	2,505,000	2,650,771
DTE Energy Co.
10/01/2026	2.850%	18,977,000	20,125,766
Emera US Finance LP
06/15/2046	4.750%	13,116,000	14,684,912
Eversource Energy
01/15/2028	3.300%	6,983,000	7,516,695
Georgia Power Co.
03/15/2042	4.300%	2,815,000	3,146,197
01/30/2050	3.700%	1,885,000	1,947,024
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,020,000	2,126,089
09/15/2027	4.500%	598,000	646,417
NRG Energy, Inc.
01/15/2027	6.625%	504,000	525,511
01/15/2028	5.750%	43,000	45,907
NRG Energy, Inc.(a)
02/15/2029	3.375%	585,000	571,723
06/15/2029	5.250%	2,455,000	2,631,059
02/15/2031	3.625%	1,377,000	1,342,991
PacifiCorp
02/15/2050	4.150%	3,910,000	4,432,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	289,000	293,324
PG&E Corp.
07/01/2028	5.000%	175,000	184,938
07/01/2030	5.250%	323,000	342,362
San Diego Gas & Electric Co.
04/15/2050	3.320%	4,235,000	4,224,728
Southern Co. (The)
07/01/2046	4.400%	5,365,000	5,984,433
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	249,000	269,012
01/15/2030	4.750%	981,000	1,018,132
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	158,645
02/15/2027	5.625%	475,000	494,147
07/31/2027	5.000%	1,447,000	1,492,197
Xcel Energy, Inc.
06/15/2028	4.000%	7,385,000	8,228,631
06/01/2030	3.400%	11,830,000	12,708,810
Total			126,872,704
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	584,000	601,067
08/01/2025	3.750%	2,602,000	2,640,710
12/15/2026	5.125%	874,000	919,826
05/01/2027	8.500%	1,521,000	1,676,495
08/01/2028	4.000%	512,000	496,071
09/01/2028	3.500%	962,000	931,894
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,786,000	1,826,884
Total			9,092,947
Finance Companies 0.7%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	20,930,000	23,951,434
Global Aircraft Leasing Co., Ltd.(a),(i)
09/15/2024	6.500%	488,584	467,617
Navient Corp.
06/15/2022	6.500%	1,347,000	1,414,991
01/25/2023	5.500%	494,000	513,288
06/15/2026	6.750%	228,000	247,187
03/15/2028	4.875%	540,000	528,596
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,329,000	1,331,823
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	936,026
03/01/2031	3.875%	734,000	708,097
SLM Corp.
10/29/2025	4.200%	529,000	555,338

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	996,000	1,075,946
03/15/2025	6.875%	465,000	529,294
06/01/2025	8.875%	129,000	142,936
Total			32,402,573
Food and Beverage 1.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	25,166,000	29,909,120
Bacardi Ltd.(a)
05/15/2048	5.300%	12,480,000	15,333,280
Conagra Brands, Inc.
11/01/2048	5.400%	4,770,000	6,108,403
Cott Holdings, Inc.(a)
04/01/2025	5.500%	2,046,000	2,104,204
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,068,000	2,135,676
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,448,731
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	548,032
Kraft Heinz Foods Co.
06/01/2046	4.375%	12,719,000	13,326,168
Performance Food Group, Inc.(a)
05/01/2025	6.875%	950,000	1,012,792
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	953,000	973,392
09/30/2027	5.875%	971,000	1,040,475
Pilgrim’s Pride Corp.(a),(j)
04/15/2031	4.250%	2,566,000	2,557,458
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,645,000	2,781,823
04/15/2030	4.625%	733,000	734,850
09/15/2031	4.500%	1,630,000	1,616,058
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	618,000	622,920
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	472,000	481,201
US Foods, Inc.(a)
04/15/2025	6.250%	432,000	463,125
02/15/2029	4.750%	1,220,000	1,223,595
Total			85,421,303
Gaming 0.5%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	107,000	118,969
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.
04/01/2026	6.375%	25,000	25,811
08/15/2026	6.000%	672,000	699,138
12/01/2027	4.750%	491,000	499,936
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,625,000	1,631,973
CCM Merger, Inc.(a)
05/01/2026	6.375%	290,000	306,423
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	878,000	926,433
07/01/2025	6.250%	2,923,000	3,116,988
07/01/2027	8.125%	1,373,000	1,510,836
International Game Technology PLC(a)
02/15/2025	6.500%	1,222,000	1,341,380
04/15/2026	4.125%	577,000	591,106
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	905,000	953,735
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	986,000	1,035,313
Playtika Holding Corp.(a)
03/15/2029	4.250%	804,000	792,120
Scientific Games International, Inc.(a)
07/01/2025	8.625%	203,000	220,607
10/15/2025	5.000%	4,097,000	4,242,047
03/15/2026	8.250%	620,000	666,677
11/15/2029	7.250%	1,255,000	1,358,806
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	177,000	185,217
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	1,038,000	1,057,248
12/01/2026	4.250%	770,000	788,267
02/15/2027	3.750%	242,000	241,785
08/15/2030	4.125%	189,000	190,537
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	328,403
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	518,000	561,526
Total			23,391,281
Health Care 1.7%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	636,000	670,764
04/15/2029	5.000%	1,073,000	1,112,962
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,043,000	1,090,745
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.206%	10,234,000	10,329,805

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2024	3.363%	4,750,000	5,092,844
02/11/2031	1.957%	5,580,000	5,293,347
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	423,000	424,891
03/15/2031	4.000%	338,000	344,171
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	943,000	998,442
03/15/2026	8.000%	843,000	910,886
03/15/2027	5.625%	279,000	292,234
04/15/2029	6.875%	848,000	885,199
Cigna Corp.
12/15/2048	4.900%	5,645,000	6,916,502
CVS Health Corp.
03/25/2048	5.050%	13,480,000	16,547,170
Encompass Health Corp.
02/01/2028	4.500%	484,000	495,408
HCA, Inc.
02/01/2025	5.375%	2,573,000	2,870,601
09/01/2028	5.625%	501,000	575,985
02/01/2029	5.875%	1,786,000	2,079,844
09/01/2030	3.500%	1,091,000	1,099,487
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	707,000	726,768
09/15/2027	4.375%	546,000	562,586
Hologic, Inc.(a)
02/15/2029	3.250%	374,000	369,177
IQVIA, Inc.(a)
10/15/2026	5.000%	2,032,000	2,109,498
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	227,000	244,083
02/01/2028	7.250%	54,000	59,262
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	1,081,000	1,118,667
Select Medical Corp.(a)
08/15/2026	6.250%	3,671,000	3,902,318
Syneos Health, Inc.(a)
01/15/2029	3.625%	345,000	335,536
Teleflex, Inc.(a)
06/01/2028	4.250%	479,000	495,873
Tenet Healthcare Corp.
07/15/2024	4.625%	2,532,000	2,584,595
05/01/2025	5.125%	257,000	260,667
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	803,000	866,549
01/01/2026	4.875%	495,000	514,399
02/01/2027	6.250%	1,089,000	1,149,839
11/01/2027	5.125%	1,188,000	1,242,595
10/01/2028	6.125%	1,589,000	1,655,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	621,000	644,092
Total			76,873,258
Healthcare Insurance 0.2%
Centene Corp.(a)
06/01/2026	5.375%	248,000	259,304
08/15/2026	5.375%	358,000	378,257
Centene Corp.
12/15/2027	4.250%	480,000	504,531
12/15/2029	4.625%	1,515,000	1,640,124
10/15/2030	3.000%	1,665,000	1,661,300
03/01/2031	2.500%	1,335,000	1,274,041
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	3,517,582
Total			9,235,139
Home Construction 0.1%
Meritage Homes Corp.
04/01/2022	7.000%	439,000	461,182
06/01/2025	6.000%	607,000	682,512
Meritage Homes Corp.(a),(j)
04/15/2029	3.875%	1,220,000	1,220,000
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	159,000	161,813
04/01/2029	4.750%	700,000	707,729
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	191,000	210,329
08/01/2030	5.125%	927,000	984,662
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	623,000	663,288
TRI Pointe Group, Inc.
06/15/2028	5.700%	324,000	357,999
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	314,000	346,970
Total			5,796,484
Independent Energy 1.7%
Apache Corp.
11/15/2025	4.625%	333,000	343,158
11/15/2027	4.875%	780,000	799,066
01/15/2030	4.250%	2,258,000	2,204,040
09/01/2040	5.100%	3,626,000	3,557,066
02/01/2042	5.250%	723,000	719,455
04/15/2043	4.750%	788,000	730,916
01/15/2044	4.250%	424,000	381,505
Callon Petroleum Co.
10/01/2024	6.125%	130,000	110,500
07/01/2026	6.375%	1,849,000	1,461,128

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,855,350
06/30/2033	6.450%	1,795,000	2,260,546
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	551,000	489,986
CNX Resources Corp.(a)
03/14/2027	7.250%	1,279,000	1,373,382
01/15/2029	6.000%	267,000	277,373
Comstock Resources, Inc.
08/15/2026	9.750%	175,000	190,374
08/15/2026	9.750%	153,000	165,990
Comstock Resources, Inc.(a)
03/01/2029	6.750%	557,000	580,302
Continental Resources, Inc.(a)
01/15/2031	5.750%	449,000	505,557
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,422,000	1,452,329
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	1,343,000	1,430,542
Encana Corp.
08/15/2034	6.500%	39,000	47,041
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	435,000	464,886
01/30/2028	5.750%	716,000	756,118
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,977,948
EQT Corp.
10/01/2027	3.900%	1,341,000	1,367,847
01/15/2029	5.000%	561,000	600,146
EQT Corp.(h)
02/01/2030	8.750%	321,000	409,310
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	50,000	51,456
02/01/2029	5.750%	571,000	575,671
02/01/2031	6.000%	607,000	615,718
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	452,000	445,242
Matador Resources Co.
09/15/2026	5.875%	2,302,000	2,242,722
MEG Energy Corp.(a)
02/01/2029	5.875%	341,000	341,758
Newfield Exploration Co.
07/01/2024	5.625%	198,000	217,506
01/01/2026	5.375%	487,000	536,618
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
02/15/2023	2.700%	1,844,000	1,840,196
08/15/2024	2.900%	1,332,000	1,315,504
07/15/2025	8.000%	494,000	566,778
08/15/2029	3.500%	4,083,000	3,823,266
09/01/2030	6.625%	1,880,000	2,113,519
01/01/2031	6.125%	5,569,000	6,140,139
09/15/2036	6.450%	8,181,000	9,013,385
07/15/2044	4.500%	3,146,000	2,678,203
06/15/2045	4.625%	852,000	743,555
03/15/2046	6.600%	2,440,000	2,595,886
04/15/2046	4.400%	6,252,000	5,350,471
08/15/2049	4.400%	682,000	568,324
Ovintiv, Inc.
11/01/2031	7.200%	90,000	112,264
SM Energy Co.
09/15/2026	6.750%	892,000	823,552
01/15/2027	6.625%	951,000	874,184
Total			75,097,778
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	718,000	807,979
11/15/2039	6.750%	555,000	692,640
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,386,299
Total			3,886,918
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	775,000	833,135
03/01/2027	5.750%	1,894,000	1,944,370
08/01/2027	9.875%	771,000	900,767
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	482,000	486,259
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	2,029,000	2,136,252
10/01/2028	6.500%	1,073,000	1,149,379
Cinemark USA, Inc.
06/01/2023	4.875%	1,346,000	1,338,213
Cinemark USA, Inc.(a)
05/01/2025	8.750%	306,000	335,147
03/15/2026	5.875%	1,365,000	1,398,502
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	92,000	93,597
03/15/2026	5.625%	206,000	213,954
05/15/2027	6.500%	614,000	681,388
NCL Corp Ltd.(a)
03/15/2026	5.875%	635,000	641,270

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Finance Ltd.(a)
03/15/2028	6.125%	329,000	335,564
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	320,000	352,428
04/01/2028	5.500%	1,124,000	1,129,759
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	390,000	359,705
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	443,000	458,398
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,062,000	1,073,702
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	138,000	149,117
Viking Cruises Ltd.(a)
09/15/2027	5.875%	504,000	493,094
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	243,000	245,720
Total			16,749,720
Life Insurance 0.5%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	2,810,000	2,747,553
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	5,446,124
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	1,213,030
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,828,641
06/15/2046	4.800%	4,816,000	5,692,004
Total			21,927,352
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	138,000	145,444
02/15/2032	3.625%	535,000	519,360
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	486,000	492,244
Total			1,157,048
Media and Entertainment 0.4%
Clear Channel International BV(a)
08/01/2025	6.625%	642,000	670,956
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,063,000	1,053,468
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	429,000	447,284
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	728,000	731,640
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	510,000	367,256
08/15/2027	6.625%	193,000	102,880
Discovery Communications LLC
05/15/2049	5.300%	1,477,000	1,767,329
iHeartCommunications, Inc.
05/01/2026	6.375%	1,610,350	1,709,299
05/01/2027	8.375%	2,140,774	2,296,157
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	844,000	868,726
01/15/2028	4.750%	569,000	574,279
Lamar Media Corp.
02/15/2028	3.750%	595,000	593,822
01/15/2029	4.875%	146,000	152,708
Netflix, Inc.
04/15/2028	4.875%	1,215,000	1,374,493
11/15/2028	5.875%	1,470,000	1,778,660
05/15/2029	6.375%	1,124,000	1,399,108
Netflix, Inc.(a)
11/15/2029	5.375%	379,000	447,951
06/15/2030	4.875%	276,000	317,596
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	340,000	343,676
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	453,000	476,504
10/01/2030	5.875%	225,000	243,801
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	577,000	585,000
01/15/2029	4.250%	445,000	428,550
03/15/2030	4.625%	321,000	309,287
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	170,000	167,057
01/15/2031	5.375%	328,000	325,558
Total			19,533,045
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	336,000	347,377
09/30/2026	7.000%	500,000	527,610
03/31/2029	4.125%	553,000	558,042
Commercial Metals Co.
02/15/2031	3.875%	127,000	124,629
Constellium NV(a)
05/15/2024	5.750%	290,000	293,575
02/15/2026	5.875%	1,896,000	1,953,947
Constellium SE(a)
06/15/2028	5.625%	1,896,000	1,999,765
04/15/2029	3.750%	1,110,000	1,060,289

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
09/01/2029	5.250%	667,000	731,163
08/01/2030	4.625%	1,121,000	1,220,068
03/15/2043	5.450%	1,964,000	2,359,532
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	767,000	797,069
04/01/2029	6.125%	1,409,000	1,501,314
Novelis Corp.(a)
09/30/2026	5.875%	3,802,000	3,978,384
01/30/2030	4.750%	1,806,000	1,860,941
Total			19,313,705
Midstream 1.8%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,634,000	2,755,873
10/01/2029	4.500%	842,000	873,926
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	801,000	816,477
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	1,084,000	1,129,712
DCP Midstream Operating LP
03/15/2023	3.875%	105,000	109,415
05/15/2029	5.125%	699,000	743,201
04/01/2044	5.600%	381,000	381,015
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	296,815
Enterprise Products Operating LLC
01/31/2060	3.950%	2,320,000	2,323,336
EQM Midstream Partners LP(a)
07/01/2025	6.000%	354,000	380,512
07/01/2027	6.500%	894,000	971,721
01/15/2029	4.500%	679,000	661,948
01/15/2031	4.750%	859,000	833,549
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,844,012
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	41,000	40,231
02/01/2028	7.750%	693,000	692,959
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	1,262,000	1,276,825
Kinder Morgan, Inc.
02/15/2046	5.050%	8,435,000	9,518,541
MPLX LP
04/15/2048	4.700%	6,430,000	6,950,254
NuStar Logistics LP
10/01/2025	5.750%	2,532,000	2,711,644
06/01/2026	6.000%	624,000	673,367
04/28/2027	5.625%	345,000	361,104
10/01/2030	6.375%	1,173,000	1,268,808
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,015,000	17,257,023
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	418,000	422,772
Sunoco LP/Finance Corp.
02/15/2026	5.500%	2,556,000	2,633,541
04/15/2027	6.000%	477,000	498,905
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	661,000	667,506
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	186,000	199,936
01/15/2028	5.500%	241,000	235,665
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	779,000	816,281
02/01/2027	5.375%	839,000	871,294
01/15/2028	5.000%	1,240,000	1,290,403
01/15/2029	6.875%	208,000	229,103
03/01/2030	5.500%	2,170,000	2,278,134
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	2,862,000	2,899,737
01/15/2032	4.000%	597,000	563,310
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	612,365
Western Gas Partners LP
08/15/2048	5.500%	5,052,000	4,936,350
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,965,000	8,022,986
Total			82,050,556
Natural Gas 0.5%
NiSource, Inc.
05/01/2030	3.600%	4,570,000	4,954,233
02/15/2043	5.250%	990,000	1,219,777
05/15/2047	4.375%	14,935,000	16,794,340
Sempra Energy
06/15/2027	3.250%	637,000	683,378
Total			23,651,728
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	519,000	543,508
Nabors Industries Ltd.(a)
01/15/2026	7.250%	367,000	309,231
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	135,575	119,709
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	76,850	73,110
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	121,000	111,557

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,270,954	1,189,885
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	233,000	238,951
Total			2,585,951
Other Industry 0.0%
Dycom Industries, Inc.(a),(j)
04/15/2029	4.500%	827,000	828,962
Hillenbrand, Inc.
03/01/2031	3.750%	652,000	638,629
Total			1,467,591
Other REIT 0.1%
Hospitality Properties Trust
03/15/2024	4.650%	476,000	476,166
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	1,068,000	1,075,756
10/01/2025	5.250%	1,382,000	1,390,869
02/01/2027	4.250%	67,000	66,068
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	824,000	874,479
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	488,000	490,339
Service Properties Trust
10/01/2024	4.350%	221,000	219,921
12/15/2027	5.500%	292,000	307,985
Total			4,901,583
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	2,174,000	2,174,405
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	777,000	800,783
08/15/2026	4.125%	3,077,000	3,158,957
08/15/2027	5.250%	1,020,000	1,040,320
08/15/2027	5.250%	451,000	460,459
Berry Global, Inc.(a)
02/15/2026	4.500%	1,074,000	1,100,175
BWAY Holding Co.(a)
04/15/2024	5.500%	637,000	645,580
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	474,000	481,637
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,182,000	1,238,449
Novolex(a)
01/15/2025	6.875%	61,000	61,924
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,488,000	2,614,965
08/15/2027	8.500%	677,000	734,515
Total			14,512,169
Pharmaceuticals 1.1%
AbbVie, Inc.
06/15/2044	4.850%	7,435,000	9,019,071
11/21/2049	4.250%	9,695,000	10,974,388
Amgen, Inc.
02/21/2050	3.375%	10,345,000	10,294,537
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	952,000	975,874
11/01/2025	5.500%	436,000	448,182
04/01/2026	9.250%	3,250,000	3,596,930
01/31/2027	8.500%	458,000	507,274
08/15/2027	5.750%	1,428,000	1,537,496
01/30/2028	5.000%	889,000	906,329
02/15/2029	5.000%	353,000	350,873
02/15/2029	6.250%	1,282,000	1,360,907
01/30/2030	5.250%	155,000	155,664
02/15/2031	5.250%	515,000	512,887
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	321,000	308,471
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	497,000	539,922
06/30/2028	6.000%	691,000	567,427
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	1,016,000	1,030,787
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	3,076,000	3,203,010
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,420,000	1,509,278
Total			47,799,307
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,234,000	1,243,333
10/15/2027	6.750%	946,000	1,007,589
AssuredPartners, Inc.(a)
01/15/2029	5.625%	810,000	824,247
HUB International Ltd.(a)
05/01/2026	7.000%	1,435,000	1,489,984
MGIC Investment Corp.
08/15/2028	5.250%	107,000	111,409
Radian Group, Inc.
03/15/2025	6.625%	1,857,000	2,082,890
03/15/2027	4.875%	460,000	484,304

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	146,000	148,447
Total			7,392,203
Railroads 0.1%
Union Pacific Corp.
02/05/2070	3.750%	3,127,000	3,194,928
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	635,000	643,051
04/15/2025	5.750%	2,290,000	2,432,954
IRB Holding Corp.(a)
06/15/2025	7.000%	3,115,000	3,358,083
02/15/2026	6.750%	1,906,000	1,972,076
Yum! Brands, Inc.(a)
04/01/2025	7.750%	2,196,000	2,402,269
Total			10,808,433
Retailers 0.4%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	2,717,000	2,872,570
L Brands, Inc.(a)
07/01/2025	6.875%	410,000	455,285
07/01/2025	9.375%	105,000	131,037
10/01/2030	6.625%	656,000	748,779
L Brands, Inc.
06/15/2029	7.500%	130,000	147,749
11/01/2035	6.875%	431,000	511,854
Lowe’s Companies, Inc.
05/03/2047	4.050%	7,035,000	7,719,158
10/15/2050	3.000%	2,280,000	2,129,474
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	411,000	422,028
Penske Automotive Group, Inc.
09/01/2025	3.500%	119,000	121,569
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	489,000	500,118
02/15/2029	7.750%	285,000	308,107
Total			16,067,728
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	171,000	188,838
02/15/2028	5.875%	648,000	690,858
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,622,000	2,612,043
01/15/2027	4.625%	1,436,000	1,487,748
02/15/2030	4.875%	924,000	948,967
Total			5,928,454
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.0%
Apple, Inc.
05/11/2050	2.650%	7,370,000	6,724,323
Ascend Learning LLC(a)
08/01/2025	6.875%	1,343,000	1,376,990
08/01/2025	6.875%	242,000	248,632
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	328,000	349,208
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	526,000	516,569
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	202,000	217,137
03/01/2026	9.125%	62,000	65,992
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	10,039,000	10,892,070
Broadcom, Inc.
11/15/2030	4.150%	3,715,000	4,008,387
Broadcom, Inc.(a)
04/15/2034	3.469%	11,191,000	11,045,803
Camelot Finance SA(a)
11/01/2026	4.500%	424,000	438,481
CDK Global, Inc.
06/01/2027	4.875%	205,000	214,620
CDK Global, Inc.(a)
05/15/2029	5.250%	277,000	296,093
CommScope Technologies LLC(a)
06/15/2025	6.000%	455,000	464,213
Gartner, Inc.(a)
07/01/2028	4.500%	458,000	472,186
10/01/2030	3.750%	730,000	722,988
Intel Corp.
05/11/2047	4.100%	9,544,000	10,855,973
Iron Mountain, Inc.(a)
07/15/2028	5.000%	312,000	319,385
07/15/2030	5.250%	1,611,000	1,661,015
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,609,000	1,684,291
Microchip Technology, Inc.(a)
09/01/2025	4.250%	715,000	747,175
NCR Corp.(a)
04/15/2025	8.125%	395,000	432,432
09/01/2027	5.750%	211,000	223,012
10/01/2028	5.000%	628,000	634,388
09/01/2029	6.125%	570,000	604,900
10/01/2030	5.250%	451,000	456,764
NCR Corp.(a),(j)
04/15/2029	5.125%	1,741,000	1,757,464

34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,090,000	2,204,360
Oracle Corp.
04/01/2050	3.600%	10,860,000	10,539,419
Plantronics, Inc.(a)
05/31/2023	5.500%	2,339,000	2,352,180
03/01/2029	4.750%	2,130,000	2,091,864
PTC, Inc.(a)
02/15/2025	3.625%	484,000	496,153
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	1,813,000	1,804,346
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	239,000	285,482
09/01/2025	7.375%	333,000	363,369
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	788,000	819,727
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	414,000	427,233
Switch Ltd.(a)
09/15/2028	3.750%	221,000	217,480
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	625,000	661,392
06/01/2025	6.750%	628,000	641,624
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	3,919,082
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,588,000	1,702,400
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,307,000	1,280,628
Total			87,237,230
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	223,000	226,354
07/15/2027	5.750%	234,000	242,808
FedEx Corp.
04/01/2046	4.550%	7,030,000	8,016,142
Total			8,485,304
Wireless 0.8%
Altice France Holding SA(a)
05/15/2027	10.500%	404,000	454,831
02/15/2028	6.000%	1,298,000	1,280,220
Altice France SA(a)
05/01/2026	7.375%	3,097,000	3,221,380
02/01/2027	8.125%	290,000	317,784
01/15/2028	5.500%	2,169,000	2,224,574
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Tower Corp.
08/15/2029	3.800%	10,590,000	11,541,487
SBA Communications Corp.
02/15/2027	3.875%	718,000	733,740
SBA Communications Corp.(a)
02/01/2029	3.125%	1,119,000	1,075,495
Sprint Capital Corp.
03/15/2032	8.750%	679,000	1,003,710
Sprint Corp.
06/15/2024	7.125%	1,987,000	2,294,352
02/15/2025	7.625%	1,240,000	1,479,146
03/01/2026	7.625%	1,011,000	1,238,567
T-Mobile USA, Inc.
02/01/2028	4.750%	553,000	589,741
02/15/2029	2.625%	1,232,000	1,195,813
02/15/2031	2.875%	684,000	661,203
04/15/2031	3.500%	1,240,000	1,246,737
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	390,000	423,190
02/15/2041	3.000%	5,455,000	5,076,484
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	814,000	790,886
Total			36,849,340
Wirelines 1.7%
AT&T, Inc.(a)
09/15/2055	3.550%	16,648,000	15,236,673
12/01/2057	3.800%	10,520,000	10,023,422
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	429,000	435,304
CenturyLink, Inc.
03/15/2022	5.800%	960,000	993,132
12/01/2023	6.750%	2,407,000	2,656,698
04/01/2025	5.625%	1,124,000	1,212,327
CenturyLink, Inc.(a)
12/15/2026	5.125%	468,000	492,775
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,456,000	1,431,876
03/01/2028	6.125%	945,000	970,979
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	504,000	503,327
Telecom Italia Capital SA
09/30/2034	6.000%	119,000	134,932

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
09/21/2028	4.329%	7,490,000	8,575,943
08/10/2033	4.500%	21,063,000	24,538,160
03/22/2041	3.400%	1,569,000	1,593,674
03/22/2061	3.700%	9,029,000	8,932,751
Total			77,731,973
Total Corporate Bonds & Notes (Cost $1,197,858,391)			1,233,936,605

Foreign Government Obligations(k),(l) 3.7%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,388,964
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	167,000	173,906
06/01/2027	5.250%	956,000	1,003,026
Total			1,176,932
Colombia 0.8%
Colombia Government International Bond
04/15/2031	3.125%	16,311,000	15,955,412
05/15/2049	5.200%	9,733,000	10,707,210
Ecopetrol SA
04/29/2030	6.875%	8,700,000	10,566,968
Total			37,229,590
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,832,222
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,093,505
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,846,189
03/15/2024	7.500%	2,256,000	2,447,673
Total			6,293,862
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,627,418
Indonesia 0.5%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	768,892
05/15/2030	5.450%	3,550,000	4,024,639
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
05/30/2044	6.450%		3,400,000	4,228,203
01/21/2050	4.175%		11,536,000	11,195,684
Total				20,217,418
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	10,000,000	12,391,597
Mexico 0.7%
Petroleos Mexicanos
09/21/2047	6.750%		15,529,000	13,279,988
01/28/2060	6.950%		17,920,000	15,413,727
Total				28,693,715
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,256,000	2,296,004
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		5,000,000	6,134,257
Romania 0.3%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	9,400,000	12,178,299
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	2,984,972
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%		5,250,000	6,226,683
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		1,775,000	1,767,234
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		5,000,000	5,032,197
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		4,000,000	3,614,682
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		1,800,000	1,810,581

36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	2,256,000	2,370,127
DP World PLC(a)
07/02/2037	6.850%	2,660,000	3,453,199
09/25/2048	5.625%	2,278,000	2,676,816
Total			8,500,142
Total Foreign Government Obligations (Cost $166,697,661)			166,490,274

Residential Mortgage-Backed Securities - Agency 25.6%

Federal Home Loan Mortgage Corp.
08/01/2045	3.500%	20,267,657	22,053,854
10/01/2045	4.000%	10,917,042	11,844,847
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.794%	681,412	111,197
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.944%	1,612,834	359,738
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	6.094%	13,518,299	2,812,131
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.941%	40,234,325	8,229,448
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.941%	17,223,879	4,478,474
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.944%	4,006,831	777,253
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.864%	1,745,140	362,385
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,638,277	245,503
CMO Series 4182 Class DI
05/15/2039	3.500%	1,469,849	32,984
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4620 Class AS
11/15/2042	2.009%	1,846,369	116,619
Federal National Mortgage Association
02/01/2027- 08/01/2029	3.000%	10,219,788	10,800,321
08/01/2034	5.500%	612,159	714,281
08/01/2040- 08/01/2041	4.500%	3,160,266	3,517,387
08/01/2043- 06/01/2045	3.500%	7,009,776	7,568,491
05/01/2044- 05/01/2048	4.000%	30,328,607	33,122,410
CMO Series 2017-72 Class B
09/25/2047	3.000%	19,945,363	21,221,373
Federal National Mortgage Association(m)
10/01/2040- 06/01/2044	4.500%	7,919,577	8,865,141
Federal National Mortgage Association(g)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	2,703,335	167,353
CMO Series 2020-76 Class EI
11/25/2050	2.500%	32,425,004	5,015,811
CMO Series 2021-3 Class TI
02/25/2051	2.500%	82,563,801	15,395,746
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.791%	2,998,873	602,404
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.041%	3,942,503	783,555
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.891%	2,261,722	493,772
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.891%	12,944,424	3,292,431

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.891%	33,171,367	8,083,010
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.041%	15,156,030	3,266,537
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.991%	14,705,021	3,559,328
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.041%	11,459,835	2,785,456
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.041%	24,706,268	6,278,962
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.091%	15,814,739	3,246,748
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.091%	14,820,201	2,612,887
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.041%	23,797,649	5,241,484
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.941%	55,855,678	10,961,414
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.941%	37,972,912	9,165,583
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.941%	29,668,259	7,010,224
Government National Mortgage Association(m)
04/20/2048	4.500%	21,350,863	23,255,046
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,257,831	447,923
CMO Series 2020-175 Class KI
11/20/2050	2.500%	69,383,768	10,722,269
CMO Series 2020-191 Class UG
12/20/2050	3.500%	44,491,007	7,284,521
CMO Series 2021-9 Class MI
01/20/2051	2.500%	47,221,305	6,545,808
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.089%	15,856,453	3,728,605
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.089%	22,542,686	4,774,230
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.089%	11,222,859	2,517,894
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.039%	14,185,307	3,058,115
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.089%	15,537,792	2,783,286
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.089%	16,722,516	3,603,229

38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.139%	19,558,294	4,007,545
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.089%	16,132,050	3,163,234
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.039%	12,555,914	2,257,359
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.089%	36,584,427	7,385,148
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.039%	31,009,910	5,887,814
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.089%	17,096,374	3,764,738
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.089%	18,787,671	3,309,065
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.089%	19,658,190	3,415,685
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.889%	27,710,896	5,695,958
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.039%	20,379,067	3,956,520
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.039%	22,748,986	4,331,302
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.939%	22,177,942	4,174,448
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.039%	20,549,498	3,735,311
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.039%	28,746,548	5,498,881
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.189%	24,751,866	6,613,261
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.939%	18,667,907	2,677,876
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.039%	22,533,298	3,851,470
Government National Mortgage Association TBA(j)
04/21/2051	2.500%	146,000,000	150,536,836
Uniform Mortgage-Backed Security TBA(j)
04/19/2036- 04/14/2051	2.500%	168,500,000	173,417,989
04/19/2036- 04/14/2051	3.000%	240,000,000	250,891,055
04/19/2036	3.500%	8,000,000	8,528,259
04/14/2051	2.000%	175,000,000	174,483,886
04/14/2051	4.000%	20,000,000	21,462,500
Total Residential Mortgage-Backed Securities - Agency (Cost $1,104,269,640)			1,146,963,608

Residential Mortgage-Backed Securities - Non-Agency 30.3%

AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	5,001,122

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(f)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,967,147
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,636,265
CMO Series 2019-2 Class A2
03/25/2049	3.782%	3,622,702	3,696,465
CMO Series 2019-2 Class A3
03/25/2049	3.833%	3,012,562	3,069,792
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	6,215,883	6,359,899
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	3,613,165	3,611,594
Bayview Opportunity Master Fund V Trust(a),(f)
CMO Series 2020-RN3 Class A1
09/25/2035	3.105%	25,198,159	25,263,056
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.459%	6,981,487	6,977,143
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.709%	6,703,222	6,702,469
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.409%	888,045	888,161
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.109%	9,907,000	9,952,179
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.209%	1,693,363	1,691,816
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.709%	29,000,000	29,009,031
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.309%	5,000,000	5,023,849
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.959%	5,750,000	5,763,964
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.809%	13,300,000	13,625,071
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.217%	15,350,000	15,325,377
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	4,765,022	4,893,370
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	2,138,365	2,181,633
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,650,712
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	8,104,072	8,276,684
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M1
1-month USD LIBOR + 1.750% 07/10/2032	1.856%	16,384,537	16,384,537
CMO Series 2020-CRT1 Class M2
1-month USD LIBOR + 2.250% 07/10/2032	2.356%	6,000,000	6,000,000
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.856%	20,517,207	20,540,863
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.356%	15,000,000	15,017,295
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% 11/10/2032	2.395%	15,491,553	15,491,553
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.610%	29,300,000	29,301,474
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.859%	14,900,000	14,827,903
CIM Trust(a),(f)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	15,457,691	15,519,249

40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.191%	1,730,831	1,710,666
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2014-12 Class 3A1
10/25/2035	3.339%	970,673	971,212
CMO Series 2014-C Class A
02/25/2054	3.250%	108,921	108,961
CMO Series 2015-A Class A4
06/25/2058	4.250%	479,814	487,478
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	5,231,837	5,315,575
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,064,483	3,216,090
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,123,529
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	4,012,525
CSMC Ltd.(a),(f)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	6,571,572	6,560,735
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.462%	9,502,751	9,486,709
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	11,887,840	11,843,871
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	12,204,864	12,391,581
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	515,452
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,983,544
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.859%	3,600,000	3,775,409
Figure Line of Credit Trust(a),(f)
CMO Series 2020-1 Class A
09/25/2049	4.040%	5,017,448	5,011,267
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	39,500,000	39,696,655
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	9,850,000	9,823,674
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	10,566,520	10,679,747
GCAT LLC(a),(f)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	21,392,893	21,620,785
CMO Series 2020-4 Class A1
12/25/2025	2.611%	22,510,580	22,616,501
GCAT Trust(a),(f)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	5,134,947	5,169,712
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	7,088,930	7,197,386
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.018%	16,100,000	16,098,918
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	25,265,000	25,052,708
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	3.394%	12,850,000	13,022,858
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	15,000,000	15,011,323
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	56,120	56,124
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	7,323,797	7,331,603
LVII Resecuritization Trust(a),(f)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.274%	5,410,367	5,417,731
LVII Trust(a),(d),(f)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	23,961,203	23,976,179
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	1.209%	7,350,000	7,361,669

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	1.409%	11,200,000	11,199,997
CMO Series 2020-2 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 11/25/2053	1.559%	4,150,000	4,156,579
CMO Series 2020-2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 11/25/2053	2.359%	1,750,000	1,754,071
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	62,135,000	62,146,277
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	11,153,937	11,154,125
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	4,688,602	4,684,866
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	6,864,542	6,919,574
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	17,899,096	18,237,642
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	10,640,369	10,748,778
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.659%	1,962,255	1,961,436
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.509%	257,839	257,817
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.059%	14,000,000	14,045,809
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.109%	1,218,181	1,218,907
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	6,474,862	6,491,803
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	8,098,550	8,136,908
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	11,773,343	11,265,804
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.865%	12,086,516	11,743,895
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.959%	54,900,000	54,834,373
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.759%	73,650,000	73,283,790
Preston Ridge Partners LLC(a),(f)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	6,113,728	6,130,409
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A1
01/25/2026	2.239%	14,475,000	14,454,893
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	34,230,027	34,210,129
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	20,941,356	20,951,176
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	6,234,249	6,282,736
CMO Series 2020-RPL2 Class A1
06/27/2069	3.179%	14,496,052	14,457,180
PRPM LLC(a),(f)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	50,673,774	51,163,237
CMO Series 2020-2 Class A1
08/25/2025	3.671%	7,922,946	8,010,403

42	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.859%	10,000,000	9,985,858
RCO V Mortgage LLC(a),(f)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	28,838,618	29,000,605
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	2,881,167	2,933,170
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	3,003,049	3,062,309
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,787,859
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,899,131
Stonnington Mortgage Trust(a),(d),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	16,606,361	16,606,361
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	12,748,443	12,759,439
CMO Series 2019-1 Class A1
03/25/2022	4.458%	5,000,000	5,013,803
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	12,200,000	12,277,080
Towd Point Mortgage Trust(a),(f)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	24,179,988
Traingle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.700% Floor 1.700% 08/25/2033	1.807%	20,700,000	20,661,541
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.118%	16,000,000	16,114,219
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.507%	14,000,000	13,853,972
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a),(c),(d),(f)
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	14,000,000	14,000,000
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	6,592,900	6,617,819
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	12,000,000	12,004,285
Verus Securitization Trust(a),(f)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,632,969	7,757,752
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,577,152
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	8,619,721	8,820,506
CMO Series 2020-1 Class A3
01/25/2060	2.724%	16,146,610	16,382,272
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	8,698,601	8,745,746
Visio Trust(a),(f)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	7,742,434	7,803,637
CMO Series 2019-2 Class A3
11/25/2054	3.076%	6,423,961	6,536,463
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,336,480,562)			1,356,581,431

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.611%	271,010	270,506
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.861%	76,349	75,458
Total			345,964
Food and Beverage 0.0%
BellRing Brands LLC(b),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	201,680	202,604

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.859%	57,000	57,677
Total			260,281
Technology 0.0%
Ascend Learning LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	131,110	130,421
DCert Buyer, Inc.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.109%	790,000	793,460
Epicore Software Corp.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	235,000	242,344
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	221,517	220,687
Total			1,386,912
Total Senior Loans (Cost $1,976,750)			1,993,157

U.S. Treasury Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	31,846,715
08/15/2048	3.000%	7,560,000	8,494,369
Total U.S. Treasury Obligations (Cost $37,272,716)			40,341,084

Options Purchased Puts 1.2%
Value ($)
(Cost $11,333,000)	55,114,829

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(o),(p)	150,118,247	150,103,235
Total Money Market Funds (Cost $150,103,235)		150,103,235
Total Investments in Securities (Cost: $5,071,346,549)		5,221,217,518
Other Assets & Liabilities, Net		(748,851,050)
Net Assets		4,472,366,468

At March 31, 2021, securities and/or cash totaling $62,773,912 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,256,000 EUR	22,996,671 USD	UBS	04/19/2021	408,605	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	7,579	06/2021	USD	992,375,313	—	(19,947,510)
U.S. Treasury 2-Year Note	1,163	06/2021	USD	256,704,992	—	(261,219)
U.S. Treasury 5-Year Note	1,980	06/2021	USD	244,328,907	—	(3,128,747)
U.S. Ultra Bond 10-Year Note	152	06/2021	USD	21,840,500	—	(816,155)
U.S. Ultra Treasury Bond	532	06/2021	USD	96,408,375	—	(5,683,128)
Total					—	(29,836,759)

44	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	270,000,000	270,000,000	1.00	09/30/2021	4,698,000	23,222,619
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	310,000,000	310,000,000	1.25	12/03/2021	4,805,000	21,609,170
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	1.25	11/18/2021	1,830,000	10,283,040
Total							11,333,000	55,114,829

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(220,000,000)	(220,000,000)	2.20	03/17/2022	(4,114,000)	(4,915,482)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.372%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	02/17/2031	USD	201,600,000	(3,578,011)	—	—	—	(3,578,011)
3-Month USD LIBOR	Fixed rate of 1.635%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	03/18/2031	USD	125,000,000	1,792,585	—	—	1,792,585	—
Total							(1,785,426)	—	—	1,792,585	(3,578,011)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	2,138,280	(9,917)	724,951	—	1,403,412	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	224,312	(2,158)	132,632	—	89,522	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	503,125	(2,333)	244,009	—	256,783	—
Total							2,865,717	(14,408)	1,101,592	—	1,749,717	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	USD	261,407,000	(1,523,319)	—	—	—	(1,523,319)

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.691	USD	9,000,000	(1,132,031)	5,250	—	(2,056,784)	930,003	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.691	USD	6,500,000	(817,578)	3,792	—	(1,391,739)	577,953	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	19,200,000	(2,414,999)	11,200	—	(3,722,252)	1,318,453	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	10,000,000	(1,257,811)	5,833	—	(2,263,161)	1,011,183	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	22,500,000	(2,830,077)	13,125	—	(3,675,665)	858,713	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	10,000,000	(1,257,812)	5,833	—	(1,753,121)	501,142	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	9,500,000	(1,194,921)	5,542	—	(1,603,741)	414,362	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.089	USD	6,100,000	(369,812)	3,558	—	(937,436)	571,182	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	15,000,000	(1,886,718)	8,750	—	(3,384,979)	1,507,011	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	10,000,000	(1,257,812)	5,833	—	(2,048,229)	796,250	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	14,250,000	(1,792,382)	8,313	—	(2,405,612)	621,543	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	7,000,000	(880,468)	4,083	—	(1,391,368)	514,983	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.089	USD	7,200,000	(436,500)	4,200	—	(1,092,597)	660,297	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.081	USD	7,200,000	(478,125)	4,200	—	(1,114,170)	640,245	—
Total								(18,007,046)	89,512	—	(28,840,854)	10,923,320	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

46	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2021 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.194%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.620%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $2,895,561,123, which represents 64.74% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $17,227,100, which represents 0.39% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	279,463,875	392,282,438	(521,643,078)	—	150,103,235	—	36,280	150,118,247
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	47

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 2.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.2%
Colombia Government International Bond
01/30/2030	3.000%		60,000	58,744
04/15/2031	3.125%		200,000	195,640
Total				254,384
Hungary 0.1%
Hungary Government International Bond(c)
06/05/2035	1.750%	EUR	70,000	87,771
Mexico 0.1%
Mexico Government International Bond
10/25/2033	1.450%	EUR	100,000	110,072
New Zealand 0.2%
New Zealand Government Bond
05/15/2041	1.750%	NZD	335,000	200,480
Panama 0.0%
Panama Government International Bond
04/01/2056	4.500%		25,000	27,449
Spain 0.8%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	415,000	499,212
07/30/2066	3.450%	EUR	180,000	338,047
Total				837,259
United Kingdom 0.7%
United Kingdom Gilt(c)
10/22/2050	0.625%	GBP	720,000	808,087
Total Foreign Government Obligations (Cost $2,452,728)				2,325,502

Inflation-Indexed Bonds(a) 91.7%

Australia 1.4%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	454,241	357,291
09/20/2030	2.500%	AUD	359,629	346,992
08/21/2035	2.000%	AUD	198,483	190,601
08/21/2040	1.250%	AUD	125,159	108,722
02/21/2050	1.000%	AUD	20,633	17,221
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	543,627	495,187
Total				1,516,014
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 1.9%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	274,479	227,516
12/01/2026	4.250%	CAD	228,168	236,246
12/01/2031	4.000%	CAD	310,026	360,354
12/01/2036	3.000%	CAD	234,825	274,223
12/01/2041	2.000%	CAD	267,159	290,604
12/01/2044	1.500%	CAD	352,672	359,714
12/01/2047	1.250%	CAD	263,419	263,470
12/01/2050	0.500%	CAD	122,285	104,732
Total				2,116,859
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,692,162	278,444
France 6.3%
France Government Bond OAT(c)
07/25/2023	2.100%	EUR	200,377	255,523
03/01/2025	0.100%	EUR	391,376	488,349
07/25/2027	1.850%	EUR	145,471	211,928
07/25/2029	3.400%	EUR	372,016	623,709
07/25/2030	0.700%	EUR	724,293	1,037,545
07/25/2032	3.150%	EUR	452,970	832,481
07/25/2047	0.100%	EUR	417,896	643,574
French Republic Government Bond OAT(c)
07/25/2022	1.100%	EUR	334,976	411,444
07/25/2024	0.250%	EUR	186,088	235,160
03/01/2028	0.100%	EUR	427,191	555,629
03/01/2029	0.100%	EUR	95,712	127,963
07/25/2031	0.100%	EUR	109,909	150,755
03/01/2036	0.100%	EUR	349,482	491,534
07/25/2040	1.800%	EUR	462,753	884,254
Total				6,949,848
Germany 2.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	671,658	957,767
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2023	0.100%	EUR	590,715	718,299
04/15/2026	0.100%	EUR	527,465	682,741
04/15/2046	0.100%	EUR	340,112	577,501
Total				2,936,308
Italy 8.2%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2021	2.100%	EUR	317,545	381,861
05/15/2022	0.100%	EUR	321,848	385,106
05/22/2023	0.450%	EUR	358,791	428,846
09/15/2023	2.600%	EUR	1,324,160	1,719,080
48	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/11/2024	0.400%	EUR	809,057	971,170
09/15/2026	3.100%	EUR	427,392	621,499
05/15/2028	1.300%	EUR	1,161,428	1,568,488
09/15/2032	1.250%	EUR	522,820	737,418
09/15/2035	2.350%	EUR	488,031	798,020
09/15/2041	2.550%	EUR	420,805	763,976
05/15/2051	0.150%	EUR	110,408	130,156
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	384,974	493,413
Total				8,999,033
Japan 3.1%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	732,200	6,656
03/10/2024	0.100%	JPY	103,900	945
09/10/2024	0.100%	JPY	43,068,600	392,469
03/10/2025	0.100%	JPY	118,723,600	1,083,671
03/10/2026	0.100%	JPY	93,923,808	857,720
03/10/2027	0.100%	JPY	88,310,220	806,734
03/10/2028	0.100%	JPY	30,280,299	276,207
Total				3,424,402
New Zealand 1.2%
New Zealand Government Inflation-Linked Bond(c)
09/20/2025	2.000%	NZD	1,202,755	952,459
09/20/2035	2.500%	NZD	160,290	143,704
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	260,455	231,836
Total				1,327,999
Spain 2.2%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	200,456	247,965
Spain Government Inflation-Linked Bond(c)
11/30/2024	1.800%	EUR	293,493	390,904
11/30/2027	0.650%	EUR	328,643	441,690
11/30/2030	1.000%	EUR	512,207	731,428
11/30/2033	0.700%	EUR	384,464	547,695
Total				2,359,682
Sweden 0.9%
Sweden Inflation-Linked Bond
06/01/2022	0.250%	SEK	2,704,793	314,660
06/01/2025	1.000%	SEK	3,228,501	411,869
12/01/2028	3.500%	SEK	1,656,344	267,315
06/01/2032	0.125%	SEK	228,504	30,577
Total				1,024,421
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 22.8%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2024	0.125%	GBP	230,898	350,997
11/22/2027	1.250%	GBP	144,214	259,252
08/10/2028	0.125%	GBP	89,678	153,337
03/22/2029	0.125%	GBP	148,901	257,405
07/22/2030	4.125%	GBP	43,365	102,149
11/22/2032	1.250%	GBP	698,742	1,462,027
03/22/2034	0.750%	GBP	494,746	1,014,399
01/26/2035	2.000%	GBP	540,899	1,271,280
11/22/2036	0.125%	GBP	487,186	985,301
11/22/2037	1.125%	GBP	568,097	1,337,362
03/22/2040	0.625%	GBP	585,058	1,345,307
08/10/2041	0.125%	GBP	426,036	929,370
11/22/2042	0.625%	GBP	589,296	1,426,488
03/22/2044	0.125%	GBP	559,006	1,265,015
03/22/2046	0.125%	GBP	444,545	1,038,778
11/22/2047	0.750%	GBP	494,989	1,349,645
08/10/2048	0.125%	GBP	53,604	130,842
03/22/2050	0.500%	GBP	514,026	1,390,753
03/22/2051	0.125%	GBP	40,066	101,498
03/22/2052	0.250%	GBP	462,498	1,233,163
11/22/2055	1.250%	GBP	470,563	1,667,934
11/22/2056	0.125%	GBP	246,684	693,142
03/22/2058	0.125%	GBP	382,228	1,102,303
03/22/2062	0.375%	GBP	468,454	1,544,799
11/22/2065	0.125%	GBP	280,535	940,253
03/22/2068	0.125%	GBP	437,330	1,583,666
Total				24,936,465
United States 40.7%
U.S. Treasury Inflation-Indexed Bond
07/15/2022	0.125%		1,490,125	1,549,126
01/15/2023	0.125%		1,918,609	2,012,146
04/15/2023	0.625%		2,501,744	2,660,768
07/15/2023	0.375%		1,701,894	1,821,382
01/15/2024	0.625%		1,080,721	1,172,073
04/15/2024	0.500%		694,904	753,554
07/15/2024	0.125%		33,049	35,752
10/15/2024	0.125%		234,496	253,812
01/15/2025	2.375%		83,264	97,561
04/15/2025	0.125%		121,524	131,618
07/15/2025	0.375%		1,318,145	1,452,662
10/15/2025	0.125%		332,686	362,597
01/15/2026	0.625%		209,167	232,720
01/15/2026	2.000%		1,258,633	1,487,532
07/15/2026	0.125%		1,376,104	1,504,727
01/15/2027	0.375%		1,100,649	1,214,556
01/15/2027	2.375%		914,463	1,120,402
07/15/2027	0.375%		1,186,978	1,317,436
01/15/2028	0.500%		1,504,701	1,676,667
01/15/2028	1.750%		699,227	841,432
04/15/2028	3.625%		66,309	89,288
07/15/2028	0.750%		1,853,878	2,115,075
01/15/2029	0.875%		4,400,862	5,049,898
01/15/2029	2.500%		673,144	861,614

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	49

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2029	0.250%	1,441,908	1,588,159
01/15/2030	0.125%	1,326,807	1,436,925
07/15/2030	0.125%	1,239,604	1,346,642
01/15/2031	0.125%	592,867	639,063
04/15/2032	3.375%	244,634	356,468
02/15/2040	2.125%	566,397	814,199
02/15/2041	2.125%	871,978	1,264,678
02/15/2042	0.750%	959,684	1,111,860
02/15/2043	0.625%	893,134	1,011,049
02/15/2044	1.375%	426,508	558,286
02/15/2045	0.750%	866,455	1,005,606
02/15/2046	1.000%	353,274	433,992
02/15/2047	0.875%	617,675	745,349
02/15/2048	1.000%	652,374	813,516
02/15/2049	1.000%	509,370	639,648
02/15/2050	0.250%	824,134	864,193
02/15/2051	0.125%	205,970	208,294
Total			44,652,325
Total Inflation-Indexed Bonds (Cost $92,288,261)			100,521,800

U.S. Treasury Obligations 2.1%

United States 2.1%
U.S. Treasury
08/15/2040	1.125%	300,000	244,125
11/15/2040	1.375%	1,755,000	1,494,218
02/15/2041	1.875%	430,000	400,505
08/15/2050	1.375%	160,000	125,025
Total			2,263,873
Total U.S. Treasury Obligations (Cost $2,480,920)			2,263,873
Options Purchased Calls 0.1%
Value ($)
(Cost $147,639)	155,397

Options Purchased Puts 0.3%

(Cost $278,489)	297,793

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(d),(e)	4,579,560	4,579,102
Total Money Market Funds (Cost $4,579,102)		4,579,102
Total Investments in Securities (Cost $102,227,139)		110,143,467
Other Assets & Liabilities, Net		(547,571)
Net Assets		$109,595,896

At March 31, 2021, securities and/or cash totaling $733,477 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,038,000 AUD	1,627,960 USD	Citi	04/06/2021	79,988	—
2,813,000 CAD	2,252,296 USD	Citi	04/06/2021	13,889	—
1,744,000 DKK	286,872 USD	Citi	04/06/2021	11,930	—
2,216,000 EUR	2,705,463 USD	Citi	04/06/2021	106,705	—
3,368,000 GBP	4,761,968 USD	Citi	04/06/2021	118,830	—
446,794,000 JPY	4,188,636 USD	Citi	04/06/2021	153,424	—
2,800,000 NZD	2,083,392 USD	Citi	04/06/2021	127,876	—
8,895,000 SEK	1,080,273 USD	Citi	04/06/2021	61,766	—
1,547,563 USD	2,031,316 AUD	Citi	04/06/2021	—	(4,669)
124,810 USD	157,997 CAD	Citi	04/06/2021	914	—
2,628,398 USD	2,242,000 EUR	Citi	04/06/2021	850	—
259,783 USD	213,846 EUR	Citi	04/06/2021	—	(9,001)
1,654,721 USD	1,184,595 GBP	Citi	04/06/2021	—	(21,634)
50	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
706,361 USD	76,605,000 JPY	Citi	04/06/2021	—	(14,504)
1,735,013 USD	2,471,271 NZD	Citi	04/06/2021	—	(9,081)
1,990,000 AUD	1,515,783 USD	Citi	05/05/2021	4,020	—
27,518 CAD	21,895 USD	Citi	05/05/2021	—	(3)
383,381 EUR	450,845 USD	Citi	05/05/2021	974	—
2,242,000 EUR	2,630,007 USD	Citi	05/05/2021	—	(821)
312,015 GBP	430,522 USD	Citi	05/05/2021	334	—
2,200,179 NZD	1,537,375 USD	Citi	05/05/2021	858	—
2,156,045 JPY	19,517 USD	Citi	05/06/2021	39	—
230,000 EUR	5,658,243 MXN	Citi	05/12/2021	5,772	—
17,141,578 MXN	685,000 EUR	Citi	05/12/2021	—	(31,315)
140,000 AUD	11,784,542 JPY	Citi	06/16/2021	133	—
137,306 CAD	110,000 USD	Citi	06/16/2021	731	—
138,423 CAD	110,000 USD	Citi	06/16/2021	—	(158)
180,000 EUR	214,636 USD	Citi	06/16/2021	3,222	—
11,758,558 JPY	140,000 AUD	Citi	06/16/2021	102	—
330,000 USD	415,948 CAD	Citi	06/16/2021	1,016	—
110,000 USD	137,591 CAD	Citi	06/16/2021	—	(504)
223,000 USD	190,000 EUR	Citi	06/16/2021	160	—
1,674,440 USD	1,418,000 EUR	Citi	06/16/2021	—	(8,964)
110,000 USD	11,935,525 JPY	Citi	06/16/2021	—	(2,132)
12,000 CAD	9,560 USD	Deutsche Bank	04/06/2021	11	—
34,801,550 EUR	41,748,723 USD	Deutsche Bank	04/06/2021	936,099	—
32,377,758 GBP	45,258,666 USD	Deutsche Bank	04/06/2021	622,564	—
32,000 GBP	43,880 USD	Deutsche Bank	04/06/2021	—	(236)
8,124,000 JPY	76,055 USD	Deutsche Bank	04/06/2021	2,683	—
275,244 USD	1,744,000 DKK	Deutsche Bank	04/06/2021	—	(301)
40,637,015 USD	34,549,600 EUR	Deutsche Bank	04/06/2021	—	(119,859)
25,025,164 USD	18,177,879 GBP	Deutsche Bank	04/06/2021	34,930	—
22,625,665 USD	16,397,879 GBP	Deutsche Bank	04/06/2021	—	(19,485)
230,401 USD	328,000 NZD	Deutsche Bank	04/06/2021	—	(1,326)
1,017,945 USD	8,895,000 SEK	Deutsche Bank	04/06/2021	563	—
1,744,000 DKK	275,368 USD	Deutsche Bank	05/05/2021	291	—
17,274,800 EUR	20,345,741 USD	Deutsche Bank	05/05/2021	74,984	—
18,206,879 GBP	25,067,266 USD	Deutsche Bank	05/05/2021	—	(35,283)
8,895,000 SEK	1,018,214 USD	Deutsche Bank	05/05/2021	—	(570)
455,000 EUR	11,638,210 MXN	Deutsche Bank	05/12/2021	33,089	—
140,000 AUD	11,810,086 JPY	Deutsche Bank	06/16/2021	364	—
430,000 AUD	329,751 USD	Deutsche Bank	06/16/2021	3,041	—
137,776 CAD	110,000 USD	Deutsche Bank	06/16/2021	357	—
180,000 EUR	215,395 USD	Deutsche Bank	06/16/2021	3,981	—
190,000 EUR	223,100 USD	Deutsche Bank	06/16/2021	—	(60)
11,710,318 JPY	140,000 AUD	Deutsche Bank	06/16/2021	538	—
24,183,949 JPY	220,000 USD	Deutsche Bank	06/16/2021	1,435	—
110,000 USD	11,960,300 JPY	Deutsche Bank	06/16/2021	—	(1,908)
Total				2,408,463	(281,814)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	4	06/2021	EUR	540,320	324	—
Long Gilt	10	06/2021	GBP	1,275,900	—	(17,335)
Short Term Euro-BTP	17	06/2021	EUR	1,923,720	2,536	—
U.S. Treasury 2-Year Note	37	06/2021	USD	4,565,742	—	(41,135)
Total					2,860	(58,470)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	51

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Buxl	(2)	06/2021	EUR	(412,080)	4,874	—
Euro-BTP	(1)	06/2021	EUR	(149,310)	—	(790)
Euro-Bund	(7)	06/2021	EUR	(1,198,960)	6,953	—
Euro-Schatz	(19)	06/2021	EUR	(2,129,900)	213	—
U.S. Treasury 10-Year Note	(9)	06/2021	USD	(1,178,438)	9,441	—
U.S. Treasury 2-Year Note	(1)	06/2021	USD	(220,727)	53	—
U.S. Ultra Bond 10-Year Note	(31)	06/2021	USD	(4,454,313)	83,955	—
U.S. Ultra Treasury Bond	(2)	06/2021	USD	(362,438)	12,643	—
Total					118,132	(790)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	26,070
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	25,309
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	3,812
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	7,716
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	7,667
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	7,866
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	31,145
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	7,185
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,013	1,138
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	1,346
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	1,635
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	2,240,000	2,240,000	1.24	02/04/2025	10,080	5,053
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	1,760,000	1,760,000	1.60	02/24/2025	9,600	6,306
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	3,520,000	3,520,000	1.71	03/04/2025	19,008	14,384
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month JPY LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	7,153
EUR Call/GBP Put	Citi	EUR	230,000	230,000	0.88	08/06/2021	5,197	1,549
U.S. Treasury 10-Year Note	UBS	USD	523,750	4	132.50	04/02/2021	508	63
Total							147,639	155,397

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/02/2022	10,530	11,580
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/08/2022	9,227	11,713
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	10,414
52	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	10,708
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	18,898
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	18,981
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	25,080
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	4,829
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	4,865
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	4,736
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	15,557
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	4,491
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,014	20,643
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	12,392
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	11,243
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	78
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	2,240,000	2,240,000	1.24	02/04/2025	10,080	23,052
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	1,760,000	1,760,000	1.60	02/24/2025	8,856	14,744
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	3,520,000	3,520,000	1.71	03/04/2025	19,008	27,661
20-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	—
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	14,367
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	390,000	390,000	3.80	06/07/2021	14,896	7
90-Day Euro$ Future	UBS	USD	3,463,950	14	99.50	09/10/2021	4,398	19,163
90-Day Euro$ Future	UBS	USD	3,487,050	14	99.63	09/10/2021	810	2,888
U.S. Treasury 10-Year Note	UBS	USD	1,178,438	9	131.00	05/21/2021	10,420	9,703
Total							278,489	297,793

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(100,000)	(100,000)	0.77	4/15/2021	(2,740)	—
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(220,000)	(220,000)	1.25	1/27/2022	(5,000)	(1,124)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(210,000)	(210,000)	1.62	2/18/2022	(5,568)	(2,698)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	53

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(310,000)	(310,000)	1.23	12/15/2022	(10,152)	(2,533)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(1,464)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(310,000)	(310,000)	1.44	1/09/2023	(10,988)	(3,665)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(330,000)	(330,000)	2.01	3/01/2023	(12,573)	(9,255)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(80,000)	(80,000)	2.03	3/03/2023	(2,988)	(2,287)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(21,585)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(100,000)	(100,000)	0.72	4/16/2021	(2,760)	—
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(320,000)	(320,000)	0.74	4/19/2021	(8,888)	—
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(410,000)	(410,000)	0.75	6/02/2021	(10,281)	(3)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(205,000)	(205,000)	0.74	6/25/2021	(5,397)	(6)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(205,000)	(205,000)	0.72	6/29/2021	(5,356)	(6)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(595,000)	(595,000)	1.53	9/08/2021	(6,963)	(4,092)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(200,000)	(200,000)	0.90	9/30/2021	(700)	(174)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(595,000)	(595,000)	1.04	1/20/2022	(8,047)	(1,658)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(240,000)	(240,000)	1.00	1/27/2022	(3,288)	(616)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(595,000)	(595,000)	1.35	2/22/2022	(9,395)	(4,168)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(210,000)	(210,000)	0.74	5/02/2022	(7,266)	(362)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(1,278)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(155,000)	(155,000)	1.24	12/16/2022	(5,069)	(1,301)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(160,000)	(160,000)	1.55	1/12/2023	(5,400)	(2,267)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(320,000)	(320,000)	1.97	3/02/2023	(11,840)	(8,493)
54	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(170,000)	(170,000)	1.06	10/11/2022	(5,718)	(948)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,095,000)	(1,095,000)	0.52	3/03/2022	(3,189)	(2,593)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,480,000)	(1,480,000)	0.41	2/23/2022	(3,619)	(2,327)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,140,000)	(2,140,000)	0.51	3/01/2022	(6,714)	(4,914)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(3,200,000)	(3,200,000)	0.48	3/02/2022	(9,200)	(6,731)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,095,000)	(1,095,000)	0.56	3/21/2022	(3,682)	(2,956)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,170,000)	(2,170,000)	0.57	3/23/2022	(7,052)	(5,982)
U.S. Treasury 10-Year Note	UBS	USD	(261,875)	(2)	134.00	5/21/2021	(1,616)	(281)
Total							(206,993)	(95,767)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000)	(100,000)	0.77	04/15/2021	(2,740)	(9,866)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.10	01/06/2022	(7,750)	(7,828)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.15	01/10/2022	(8,000)	(7,245)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(220,000)	(220,000)	1.25	01/27/2022	(5,000)	(16,760)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(210,000)	(210,000)	1.62	02/18/2022	(5,568)	(10,659)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(12,134)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/02/2022	(2,574)	(3,084)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/02/2022	(5,343)	(5,945)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/08/2022	(2,309)	(3,141)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/08/2022	(4,719)	(6,036)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(310,000)	(310,000)	1.23	12/15/2022	(10,152)	(31,112)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(16,910)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(310,000)	(310,000)	1.44	01/09/2023	(9,224)	(26,725)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(330,000)	(330,000)	2.01	03/01/2023	(12,573)	(17,499)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(80,000)	(80,000)	2.03	03/03/2023	(2,988)	(4,194)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	55

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(7,558)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(12,043)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(7,611)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(12,113)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(25,400)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(13,571)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(170,000)	(170,000)	1.06	10/11/2022	(5,718)	(18,562)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(100,000)	(100,000)	0.72	04/16/2021	(2,760)	(10,321)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(320,000)	(320,000)	0.74	04/19/2021	(8,888)	(32,431)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(870,000)	(870,000)	1.00	06/01/2021	(13,115)	(68,959)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(410,000)	(410,000)	0.75	06/02/2021	(10,281)	(42,313)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(14)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(200,000)	(200,000)	1.05	06/11/2021	(2,840)	(15,088)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(205,000)	(205,000)	0.74	06/25/2021	(5,397)	(21,560)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(205,000)	(205,000)	0.72	06/29/2021	(5,356)	(22,102)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,115,000)	(1,115,000)	1.35	07/12/2021	(13,380)	(56,743)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(595,000)	(595,000)	2.03	09/08/2021	(7,852)	(9,429)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(400,000)	(400,000)	1.45	09/30/2021	(2,856)	(20,314)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(120,000)	(120,000)	1.15	01/10/2022	(1,812)	(9,938)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(595,000)	(595,000)	1.54	01/20/2022	(8,047)	(32,002)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.50	01/27/2022	(3,288)	(13,688)
56	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(595,000)	(595,000)	1.85	02/22/2022	(10,472)	(22,081)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	02/28/2022	(4,380)	(12,650)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	03/03/2022	(4,272)	(12,745)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(237,000)	(237,000)	1.60	03/04/2022	(3,911)	(12,602)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(380,000)	(380,000)	1.60	03/04/2022	(6,384)	(20,206)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(210,000)	(210,000)	0.74	05/02/2022	(7,266)	(26,411)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(155,000)	(155,000)	1.24	12/16/2022	(5,069)	(15,395)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(15,514)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(160,000)	(160,000)	1.55	01/12/2023	(5,400)	(12,587)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(320,000)	(320,000)	1.97	03/02/2023	(11,840)	(17,714)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,450,000)	(4,450,000)	2.35	05/17/2021	(8,822)	—
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,070,000)	(6,070,000)	2.15	05/27/2021	(16,996)	(1)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,510,000)	(7,510,000)	2.40	06/01/2021	(13,518)	(1)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,790,000)	(2,790,000)	0.12	04/08/2021	(10,607)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,400,000)	(1,400,000)	0.16	04/12/2021	(4,785)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(908,800)	(908,800)	0.11	05/28/2021	(2,588)	(7)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(940,000)	(940,000)	0.05	06/10/2021	(2,420)	(10)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/14/2021	(1,155)	(5)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/18/2021	(987)	(6)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(610,000)	(610,000)	0.08	06/28/2021	(1,793)	(5)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(490,000)	(490,000)	0.00	07/01/2021	(996)	(9)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(500,000)	(500,000)	0.00	07/19/2021	(915)	(12)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(640,000)	(640,000)	(0.15)	08/09/2021	(896)	(35)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,140,000)	(1,140,000)	(0.15)	08/09/2021	(1,686)	(62)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	57

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,060,000)	(2,060,000)	(0.25)	09/03/2021	(3,502)	(296)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,095,000)	(1,095,000)	0.52	03/03/2022	(3,189)	(4,966)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,400,000)	(1,400,000)	0.10	04/12/2021	(4,670)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,380,000)	(1,380,000)	0.15	04/19/2021	(5,021)	(3)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(410,000)	(410,000)	0.00	06/14/2021	(1,134)	(5)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(500,000)	(500,000)	0.00	06/21/2021	(1,218)	(7)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(460,000)	(460,000)	0.00	06/25/2021	(1,082)	(7)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(480,000)	(480,000)	(0.05)	07/02/2021	(1,002)	(10)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,960,000)	(2,960,000)	0.41	02/23/2022	(11,272)	(16,969)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,480,000)	(1,480,000)	0.75	02/25/2022	(3,483)	(3,483)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,140,000)	(2,140,000)	0.51	03/01/2022	(6,714)	(9,817)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(3,200,000)	(3,200,000)	0.48	03/02/2022	(9,200)	(15,663)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,095,000)	(1,095,000)	0.56	03/21/2022	(3,682)	(4,884)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,170,000)	(2,170,000)	0.57	03/23/2022	(7,053)	(9,598)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(630,000)	(630,000)	0.60	09/03/2021	(3,213)	(20,195)
90-Day Euro$ Future	UBS	USD	(3,487,050)	(14)	99.75	09/10/2021	(1,552)	(5,075)
90-Day Euro$ Future	UBS	USD	(3,463,950)	(14)	99.38	09/10/2021	(2,777)	(15,487)
Total							(482,799)	(905,421)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.580%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Barclays	08/25/2031	USD	360,000	(10,812)	—	—	—	(10,812)
3-Month USD LIBOR	Fixed rate of 0.845%	Receives Quarterly, Pays SemiAnnually	BNP Paribas	11/15/2027	USD	510,000	17,843	—	—	17,843	—
Fixed rate of 0.882%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	475,000	5,745	—	—	5,745	—
3-Month USD LIBOR	Fixed rate of 1.771%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2023	USD	3,380,000	(43,476)	—	—	—	(43,476)
UK Retail Price Index All Items Monthly	Fixed rate of 3.245%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2024	GBP	550,000	4,194	—	—	4,194	—
58	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.125%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	07/30/2024	GBP	610,000	(9,722)	—	—	—	(9,722)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.706%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/12/2024	USD	1,000,000	32,107	—	—	32,107	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.710%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/25/2024	USD	1,400,000	53,733	—	—	53,733	—
Fixed rate of 3.083%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/29/2024	USD	1,400,000	123,191	—	—	123,191	—
3-Month USD LIBOR	Fixed rate of 0.625%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2025	USD	330,000	1,489	—	—	1,489	—
Fixed rate of 0.358%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/02/2025	USD	320,000	(5,983)	—	—	—	(5,983)
UK Retail Price Index All Items Monthly	Fixed rate of 3.530%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2025	GBP	525,000	2,691	—	—	2,691	—
Fixed rate of 0.785%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/19/2025	USD	490,000	(5,627)	—	—	—	(5,627)
Fixed rate of 0.478%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/21/2026	USD	460,000	(10,135)	—	—	—	(10,135)
UK Retail Price Index All Items Monthly	Fixed rate of 3.578%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2026	GBP	520,000	4,606	—	—	4,606	—
Fixed rate of 1.231%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2026	EUR	845,000	(13,503)	—	—	—	(13,503)
Fixed rate of 2.325%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/01/2026	USD	975,000	(12,266)	—	—	—	(12,266)
3-Month USD LIBOR	Fixed rate of 1.710%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2026	USD	660,000	2,486	—	—	2,486	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.640%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2026	GBP	677,500	275	—	—	275	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.477%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/25/2026	USD	500,000	2,224	—	—	2,224	—
3-Month USD LIBOR	Fixed rate of 1.347%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/22/2027	USD	140,000	892	—	—	892	—
Fixed rate of 1.366%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/22/2027	USD	240,000	(1,304)	—	—	—	(1,304)
Fixed rate of 1.334%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/29/2027	USD	101,000	(752)	—	—	—	(752)
Fixed rate of 1.396%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2027	USD	100,000	442	—	—	442	—
3-Month USD LIBOR	Fixed rate of 0.652%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/20/2027	USD	60,000	2,519	—	—	2,519	—
Fixed rate of 0.680%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	(14,405)	—	—	—	(14,405)
Fixed rate of 0.652%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	(14,840)	—	—	—	(14,840)
3-Month USD LIBOR	Fixed rate of 0.502%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2027	USD	360,000	18,761	—	—	18,761	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.570%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	GBP	725,000	8,442	—	—	8,442	—
Fixed rate of 0.692%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/29/2027	USD	110,000	(4,990)	—	—	—	(4,990)
3-Month USD LIBOR	Fixed rate of 1.271%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2028	USD	490,000	6,532	—	—	6,532	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	59

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.043%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2028	USD	50,000	1,267	—	—	1,267	—
Fixed rate of 0.654%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/12/2028	USD	330,000	(21,947)	—	—	—	(21,947)
Fixed rate of 3.490%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	460,000	8,429	—	—	8,429	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.290%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	650,000	(3,291)	—	—	—	(3,291)
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	345,000	(20,532)	—	—	—	(20,532)
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	(21,283)	—	—	—	(21,283)
6-Month EURIBOR	Fixed rate of 0.185%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/16/2030	EUR	110,000	(2,598)	—	—	—	(2,598)
3-Month USD LIBOR	Fixed rate of 1.631%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/10/2030	USD	120,000	371	—	—	371	—
Fixed rate of 0.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/14/2030	USD	170,000	(12,458)	—	—	—	(12,458)
3-Month USD LIBOR	Fixed rate of 0.648%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2030	USD	170,000	15,596	—	—	15,596	—
Fixed rate of 1.848%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/10/2030	USD	485,000	(40,193)	—	—	—	(40,193)
Fixed rate of 2.008%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/04/2030	USD	170,000	(10,725)	—	—	—	(10,725)
3-Month USD LIBOR	Fixed rate of 0.680%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2030	USD	120,000	11,495	—	—	11,495	—
Fixed rate of 1.949%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/18/2030	USD	230,000	(15,424)	—	—	—	(15,424)
Fixed rate of 3.574%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2030	GBP	525,000	(14,096)	—	—	—	(14,096)
3-Month USD LIBOR	Fixed rate of 0.896%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/27/2030	USD	100,000	7,495	—	—	7,495	—
3-Month USD LIBOR	Fixed rate of 0.898%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/27/2030	USD	100,000	7,476	—	—	7,476	—
3-Month USD LIBOR	Fixed rate of 0.652%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/04/2030	USD	250,000	24,643	—	—	24,643	—
3-Month USD LIBOR	Fixed rate of 0.885%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/05/2030	USD	160,000	12,145	—	—	12,145	—
3-Month USD LIBOR	Fixed rate of 0.950%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/12/2030	USD	130,000	9,197	—	—	9,197	—
3-Month USD LIBOR	Fixed rate of 1.777%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2030	USD	420,000	(7)	—	—	—	(7)
3-Month USD LIBOR	Fixed rate of 0.920%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/10/2030	USD	161,000	12,128	—	—	12,128	—
3-Month USD LIBOR	Fixed rate of 0.962%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/11/2030	USD	100,000	7,138	—	—	7,138	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.384%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2030	GBP	150,000	8,605	—	—	8,605	—
Fixed rate of 1.108%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2030	EUR	390,000	(20,837)	—	—	—	(20,837)
60	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.971%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/29/2030	USD	60,000	4,306	—	—	4,306	—
3-Month USD LIBOR	Fixed rate of 0.950%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/30/2030	USD	160,000	11,794	—	—	11,794	—
Fixed rate of 2.192%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/31/2030	USD	240,000	(9,183)	—	—	—	(9,183)
3-Month USD LIBOR	Fixed rate of 1.017%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/08/2031	USD	110,000	7,548	—	—	7,548	—
3-Month USD LIBOR	Fixed rate of 1.036%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/08/2031	USD	110,000	7,350	—	—	7,350	—
3-Month USD LIBOR	Fixed rate of 1.085%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/11/2031	USD	110,000	6,860	—	—	6,860	—
3-Month USD LIBOR	Fixed rate of 1.055%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/11/2031	USD	100,000	6,525	—	—	6,525	—
3-Month USD LIBOR	Fixed rate of 1.091%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/12/2031	USD	110,000	6,799	—	—	6,799	—
3-Month USD LIBOR	Fixed rate of 1.125%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/13/2031	USD	110,000	6,447	—	—	6,447	—
3-Month USD LIBOR	Fixed rate of 1.122%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/13/2031	USD	70,000	4,123	—	—	4,123	—
3-Month USD LIBOR	Fixed rate of 1.187%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/14/2031	USD	110,000	5,810	—	—	5,810	—
3-Month USD LIBOR	Fixed rate of 1.184%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	01/14/2031	USD	60,000	3,186	—	—	3,186	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.422%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2031	GBP	145,000	8,563	—	—	8,563	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.428%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2031	GBP	145,000	8,425	—	—	8,425	—
Fixed rate of 1.225%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2031	EUR	190,000	(7,272)	—	—	—	(7,272)
Fixed rate of 2.329%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/26/2031	USD	240,000	(5,677)	—	—	—	(5,677)
3-Month USD LIBOR	Fixed rate of 1.167%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/04/2031	USD	110,000	6,157	—	—	6,157	—
3-Month USD LIBOR	Fixed rate of 1.230%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/08/2031	USD	110,000	5,541	—	—	5,541	—
3-Month USD LIBOR	Fixed rate of 1.257%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/09/2031	USD	70,000	3,349	—	—	3,349	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.294%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2031	EUR	785,000	23,893	—	—	23,893	—
Fixed rate of 3.630%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2031	GBP	520,000	(11,296)	—	—	—	(11,296)
3-Month USD LIBOR	Fixed rate of 1.411%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/18/2031	USD	45,000	1,522	—	—	1,522	—
3-Month USD LIBOR	Fixed rate of 1.508%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/26/2031	USD	110,000	2,766	—	—	2,766	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.313%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/01/2031	USD	975,000	22,394	—	—	22,394	—
3-Month USD LIBOR	Fixed rate of 1.592%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/01/2031	USD	110,000	1,911	—	—	1,911	—
3-Month USD LIBOR	Fixed rate of 1.512%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/04/2031	USD	80,000	2,005	—	—	2,005	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	61

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.540%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/04/2031	USD	80,000	1,793	—	—	1,793	—
3-Month USD LIBOR	Fixed rate of 1.571%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/08/2031	USD	110,000	2,175	—	—	2,175	—
3-Month USD LIBOR	Fixed rate of 1.636%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/08/2031	USD	55,000	747	—	—	747	—
3-Month USD LIBOR	Fixed rate of 1.646%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/08/2031	USD	55,000	697	—	—	697	—
3-Month USD LIBOR	Fixed rate of 1.656%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/09/2031	USD	130,000	1,533	—	—	1,533	—
3-Month USD LIBOR	Fixed rate of 1.703%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/09/2031	USD	110,000	808	—	—	808	—
3-Month USD LIBOR	Fixed rate of 1.682%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/09/2031	USD	55,000	513	—	—	513	—
3-Month USD LIBOR	Fixed rate of 1.686%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/09/2031	USD	55,000	493	—	—	493	—
3-Month USD LIBOR	Fixed rate of 2.780%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/10/2031	USD	527,000	(33,791)	—	—	—	(33,791)
Fixed rate of 1.445%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2031	EUR	405,000	(3,990)	—	—	—	(3,990)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/16/2031	USD	55,000	643	—	—	643	—
3-Month USD LIBOR	Fixed rate of 1.679%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/19/2031	USD	55,000	564	—	—	564	—
3-Month USD LIBOR	Fixed rate of 2.504%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2031	USD	150,000	713	—	—	713	—
Fixed rate of 2.500%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/20/2031	USD	150,000	(746)	—	—	—	(746)
3-Month USD LIBOR	Fixed rate of 1.759%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/22/2031	USD	55,000	158	—	—	158	—
3-Month USD LIBOR	Fixed rate of 1.774%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/22/2031	USD	55,000	80	—	—	80	—
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/22/2031	USD	55,000	69	—	—	69	—
3-Month USD LIBOR	Fixed rate of 1.734%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/24/2031	USD	60,000	320	—	—	320	—
Fixed rate of 1.675%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/26/2031	USD	40,000	(442)	—	—	—	(442)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/01/2031	USD	60,000	(33)	—	—	—	(33)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/01/2031	USD	90,000	(71)	—	—	—	(71)
3-Month USD LIBOR	Fixed rate of 1.782%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/06/2031	USD	60,000	(1)	—	—	—	(1)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/06/2031	USD	115,000	(2)	—	—	—	(2)
3-Month USD LIBOR	Fixed rate of 1.790%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/06/2031	USD	115,000	(55)	—	—	—	(55)
3-Month USD LIBOR	Fixed rate of 0.761%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/03/2031	USD	104,000	10,577	—	—	10,577	—
Fixed rate of 1.513%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2031	USD	20,000	(718)	—	—	—	(718)
Fixed rate of 1.580%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/25/2031	USD	410,000	(12,314)	—	—	—	(12,314)
3-Month USD LIBOR	Fixed rate of 1.594%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2032	USD	225,000	9,066	—	—	9,066	—
62	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.621%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2032	USD	112,500	4,250	—	—	4,250	—
3-Month USD LIBOR	Fixed rate of 0.760%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/03/2032	USD	310,000	37,876	—	—	37,876	—
3-Month USD LIBOR	Fixed rate of 0.765%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/04/2032	USD	320,000	38,953	—	—	38,953	—
3-Month USD LIBOR	Fixed rate of 0.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/06/2032	USD	210,000	25,489	—	—	25,489	—
6-Month JPY BBA LIBOR	Fixed rate of 0.336%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	02/08/2034	JPY	3,070,000	(349)	—	—	—	(349)
3-Month USD LIBOR	Fixed rate of 1.645%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/22/2034	USD	120,000	9,528	—	—	9,528	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2034	GBP	815,000	3,292	—	—	3,292	—
3-Month USD LIBOR	Fixed rate of 1.907%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/21/2034	USD	150,000	8,660	—	—	8,660	—
3-Month USD LIBOR	Fixed rate of 1.933%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/22/2034	USD	120,000	6,653	—	—	6,653	—
3-Month USD LIBOR	Fixed rate of 1.982%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2034	USD	20,000	1,024	—	—	1,024	—
3-Month USD LIBOR	Fixed rate of 1.998%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/07/2034	USD	130,000	6,511	—	—	6,511	—
3-Month USD LIBOR	Fixed rate of 2.111%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/12/2034	USD	130,000	5,240	—	—	5,240	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	11,587	—	—	11,587	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.390%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	8,987	—	—	8,987	—
Fixed rate of 1.414%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2036	EUR	245,000	(10,717)	—	—	—	(10,717)
6-Month JPY BBA LIBOR	Fixed rate of 0.295%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/17/2039	JPY	2,550,000	374	—	—	374	—
6-Month JPY BBA LIBOR	Fixed rate of 0.167%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/08/2039	JPY	1,860,000	685	—	—	685	—
Fixed rate of 3.360%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2039	GBP	815,000	(31,796)	—	—	—	(31,796)
3-Month USD LIBOR	Fixed rate of 2.098%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2039	USD	70,000	3,207	—	—	3,207	—
Fixed rate of 3.341%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	(19,370)	—	—	—	(19,370)
Fixed rate of 3.310%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	(23,296)	—	—	—	(23,296)
3-Month USD LIBOR	Fixed rate of 0.973%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2040	USD	60,000	11,875	—	—	11,875	—
Fixed rate of 3.333%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2040	GBP	115,000	(12,586)	—	—	—	(12,586)
6-Month JPY BBA LIBOR	Fixed rate of 0.225%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	12/22/2040	JPY	1,760,000	598	—	—	598	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	63

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.573%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2041	GBP	122,500	(1,240)	—	—	—	(1,240)
Fixed rate of 3.560%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2041	GBP	120,000	(1,899)	—	—	—	(1,899)
6-Month JPY BBA LIBOR	Fixed rate of 0.715%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/21/2044	JPY	1,800,000	(490)	—	—	—	(490)
6-Month JPY BBA LIBOR	Fixed rate of 0.201%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/28/2044	JPY	930,000	612	—	—	612	—
Fixed rate of 3.270%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2044	GBP	630,000	(47,439)	—	—	—	(47,439)
3-Month USD LIBOR	Fixed rate of 2.110%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2044	USD	160,000	4,789	—	—	4,789	—
Fixed rate of 3.239%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	200,000	(21,229)	—	—	—	(21,229)
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	300,000	(35,114)	—	—	—	(35,114)
6-Month JPY BBA LIBOR	Fixed rate of 0.371%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	01/30/2045	JPY	1,450,000	566	—	—	566	—
3-Month USD LIBOR	Fixed rate of 1.887%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2047	USD	170,000	12,593	—	—	12,593	—
3-Month USD LIBOR	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2047	USD	160,000	7,952	—	—	7,952	—
3-Month USD LIBOR	Fixed rate of 2.021%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2047	USD	160,000	7,270	—	—	7,270	—
3-Month USD LIBOR	Fixed rate of 2.071%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2047	USD	160,000	5,641	—	—	5,641	—
Fixed rate of 2.111%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/15/2047	USD	160,000	(4,338)	—	—	—	(4,338)
3-Month USD LIBOR	Fixed rate of 2.378%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/05/2049	USD	60,000	116	—	—	116	—
3-Month USD LIBOR	Fixed rate of 1.709%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	50,000	2,193	—	—	2,193	—
3-Month USD LIBOR	Fixed rate of 1.667%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2049	USD	40,000	1,861	—	—	1,861	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.160%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2049	GBP	630,000	85,757	—	—	85,757	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.111%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	300,000	53,510	—	—	53,510	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.133%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	200,000	32,470	—	—	32,470	—
Fixed rate of 1.828%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/10/2050	USD	50,000	(4,375)	—	—	—	(4,375)
3-Month USD LIBOR	Fixed rate of 1.100%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/25/2050	USD	50,000	12,732	—	—	12,732	—
Fixed rate of 1.870%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/19/2051	USD	90,000	(7,246)	—	—	—	(7,246)
Fixed rate of 1.905%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/22/2051	USD	45,000	(3,265)	—	—	—	(3,265)
64	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.355%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2051	GBP	265,000	8,285	—	—	8,285	—
3-Month USD LIBOR	Fixed rate of 1.090%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	16,846	—	—	16,846	—
3-Month USD LIBOR	Fixed rate of 1.136%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	16,224	—	—	16,224	—
3-Month USD LIBOR	Fixed rate of 0.881%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2053	USD	60,000	20,359	—	—	20,359	—
Fixed rate of 1.929%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/01/2056	USD	10,000	(1,137)	—	—	—	(1,137)
Total							434,262	—	—	1,076,945	(642,683)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.194%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.509%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.113%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.044%)
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.900%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.620%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	0.700%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $49,785,252, which represents 45.43% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	2,526,899	12,175,738	(10,123,535)	—	4,579,102	—	532	4,579,560
Abbreviation Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	65

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2021 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
66	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 1.6%
Media 1.6%
Interpublic Group of Companies, Inc. (The)	327,600	9,565,920
Total Communication Services		9,565,920
Consumer Discretionary 10.7%
Auto Components 3.3%
Aptiv PLC(a)	45,900	6,329,610
BorgWarner, Inc.	280,300	12,994,708
Total		19,324,318
Hotels, Restaurants & Leisure 4.7%
Darden Restaurants, Inc.	61,500	8,733,000
Las Vegas Sands Corp.(a)	151,000	9,174,760
Yum! Brands, Inc.	89,000	9,628,020
Total		27,535,780
Specialty Retail 2.7%
AutoNation, Inc.(a)	80,000	7,457,600
Ross Stores, Inc.	73,700	8,837,367
Total		16,294,967
Total Consumer Discretionary		63,155,065
Consumer Staples 7.7%
Food & Staples Retailing 1.6%
Sysco Corp.	118,500	9,330,690
Food Products 6.1%
Archer-Daniels-Midland Co.	245,400	13,987,800
Hershey Co. (The)	58,400	9,236,544
Hormel Foods Corp.	47,500	2,269,550
Tyson Foods, Inc., Class A	137,000	10,179,100
Total		35,672,994
Total Consumer Staples		45,003,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Cimarex Energy Co.	117,200	6,960,508
Devon Energy Corp.	290,700	6,351,795
Pioneer Natural Resources Co.	25,800	4,097,556
Valero Energy Corp.	121,000	8,663,600
Total		26,073,459
Total Energy		26,073,459
Financials 14.8%
Banks 4.4%
Prosperity Bancshares, Inc.	111,500	8,350,235
TCF Financial Corp.	155,600	7,229,176
Zions Bancorp	189,000	10,387,440
Total		25,966,851
Insurance 10.4%
Aflac, Inc.	89,200	4,565,256
Alleghany Corp.(a)	19,500	12,212,655
American Financial Group, Inc.	99,100	11,307,310
Arthur J Gallagher & Co.	63,900	7,972,803
Everest Re Group Ltd.	35,900	8,896,379
Old Republic International Corp.	266,300	5,815,992
WR Berkley Corp.	137,000	10,322,950
Total		61,093,345
Total Financials		87,060,196
Health Care 5.6%
Health Care Equipment & Supplies 3.0%
Cooper Companies, Inc. (The)	21,700	8,334,753
Hill-Rom Holdings, Inc.	83,000	9,169,840
Total		17,504,593
Health Care Providers & Services 2.6%
Molina Healthcare, Inc.(a)	25,800	6,031,008
Quest Diagnostics, Inc.	74,900	9,612,666
Total		15,643,674
Total Health Care		33,148,267
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2021	67

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 22.3%
Aerospace & Defense 2.1%
Textron, Inc.	219,800	12,326,384
Airlines 1.8%
Alaska Air Group, Inc.(a)	153,400	10,616,814
Building Products 1.5%
Owens Corning	93,700	8,628,833
Commercial Services & Supplies 0.9%
Republic Services, Inc.	52,500	5,215,875
Electrical Equipment 1.5%
Hubbell, Inc.	48,600	9,082,854
Machinery 8.0%
AGCO Corp.	67,600	9,710,740
Lincoln Electric Holdings, Inc.	40,000	4,917,600
Middleby Corp. (The)(a)	39,000	6,464,250
Oshkosh Corp.	71,400	8,472,324
Parker-Hannifin Corp.	27,600	8,705,868
Toro Co. (The)	60,000	6,188,400
Xylem, Inc.	28,000	2,945,040
Total		47,404,222
Professional Services 2.3%
Leidos Holdings, Inc.	56,100	5,401,308
ManpowerGroup, Inc.	80,900	8,001,010
Total		13,402,318
Road & Rail 3.1%
JB Hunt Transport Services, Inc.	52,000	8,739,640
Landstar System, Inc.	58,500	9,656,010
Total		18,395,650
Trading Companies & Distributors 1.1%
United Rentals, Inc.(a)	19,300	6,355,683
Total Industrials		131,428,633
Information Technology 9.9%
Communications Equipment 1.1%
Motorola Solutions, Inc.	32,800	6,168,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp., Class A	81,200	5,356,764
Flex Ltd.(a)	461,500	8,450,065
Zebra Technologies Corp., Class A(a)	6,800	3,299,224
Total		17,106,053
IT Services 4.3%
DXC Technology Co.(a)	252,500	7,893,150
Genpact Ltd.	206,900	8,859,458
MAXIMUS, Inc.	95,700	8,521,128
Total		25,273,736
Semiconductors & Semiconductor Equipment 0.6%
Skyworks Solutions, Inc.	18,300	3,357,684
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	380,800	5,993,792
Total Information Technology		57,899,305
Materials 12.7%
Chemicals 5.0%
Corteva, Inc.	129,000	6,013,980
Eastman Chemical Co.	67,400	7,422,088
International Flavors & Fragrances, Inc.	58,000	8,097,380
Westlake Chemical Corp.	88,100	7,822,399
Total		29,355,847
Containers & Packaging 4.4%
AptarGroup, Inc.	42,000	5,950,140
Avery Dennison Corp.	60,800	11,165,920
Packaging Corp. of America	66,000	8,875,680
Total		25,991,740
Metals & Mining 3.3%
Reliance Steel & Aluminum Co.	60,600	9,228,774
Steel Dynamics, Inc.	197,800	10,040,328
Total		19,269,102
Total Materials		74,616,689

68	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITS) 6.7%
American Homes 4 Rent, Class A	247,400	8,248,316
Americold Realty Trust	144,000	5,539,680
Healthcare Trust of America, Inc., Class A	176,800	4,876,144
Highwoods Properties, Inc.	143,400	6,157,596
Lamar Advertising Co., Class A	90,200	8,471,584
National Retail Properties, Inc.	132,500	5,839,275
Total		39,132,595
Total Real Estate		39,132,595
Utilities 2.7%
Electric Utilities 2.7%
Alliant Energy Corp.	152,900	8,281,064
Xcel Energy, Inc.	110,000	7,316,100
Total		15,597,164
Total Utilities		15,597,164
Total Common Stocks (Cost $445,552,250)		582,680,977

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	9,669,580	9,668,613
Total Money Market Funds (Cost $9,668,613)		9,668,613
Total Investments in Securities (Cost: $455,220,863)		592,349,590
Other Assets & Liabilities, Net		(4,094,881)
Net Assets		588,254,709

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	11,650,439	97,733,573	(99,715,399)	—	9,668,613	—	2,298	9,669,580
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2021	69

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 9.0%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	320,831	18,656,323
Entertainment 0.6%
Electronic Arts, Inc.	55,831	7,557,843
Madison Square Garden Sports Corp., Class A(a)	23,830	4,276,532
Take-Two Interactive Software, Inc.(a)	20,959	3,703,455
Total		15,537,830
Interactive Media & Services 5.9%
Alphabet, Inc., Class C(a)	55,520	114,850,337
Facebook, Inc., Class A(a)	152,107	44,800,075
Total		159,650,412
Media 1.6%
Altice U.S.A., Inc., Class A(a)	46,260	1,504,838
Cable One, Inc.	1,938	3,543,362
Charter Communications, Inc., Class A(a)	47,464	29,286,237
News Corp., Class A	100,364	2,552,257
Omnicom Group, Inc.	85,136	6,312,834
Total		43,199,528
Wireless Telecommunication Services 0.2%
Telephone and Data Systems, Inc.	191,874	4,405,427
United States Cellular Corp.(a)	27,749	1,012,283
Total		5,417,710
Total Communication Services		242,461,803
Consumer Discretionary 12.0%
Automobiles 1.3%
Ford Motor Co.(a)	1,363,044	16,697,289
General Motors Co.(a)	291,301	16,738,156
Total		33,435,445
Diversified Consumer Services 0.1%
frontdoor, Inc.(a)	8,207	441,126
Graham Holdings Co., Class B	4,114	2,313,878
Service Corp. International	7,560	385,938
Total		3,140,942
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.2%
Domino’s Pizza, Inc.	13,170	4,843,794
McDonald’s Corp.	105,800	23,714,012
Starbucks Corp.	76,728	8,384,069
Yum! Brands, Inc.	198,950	21,522,411
Total		58,464,286
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.(a)	44,711	138,339,411
Booking Holdings, Inc.(a)	4,930	11,486,111
Qurate Retail, Inc.	52,224	614,154
Total		150,439,676
Multiline Retail 1.1%
Dollar Tree, Inc.(a)	187,633	21,476,473
Target Corp.	46,025	9,116,172
Total		30,592,645
Specialty Retail 1.7%
AutoZone, Inc.(a)	7,786	10,933,880
Best Buy Co., Inc.	29,780	3,419,042
TJX Companies, Inc. (The)	461,542	30,531,003
Total		44,883,925
Total Consumer Discretionary		320,956,919
Consumer Staples 6.9%
Beverages 3.0%
Coca-Cola Co. (The)	623,900	32,885,769
Monster Beverage Corp.(a)	54,774	4,989,364
PepsiCo, Inc.	296,374	41,922,102
Total		79,797,235
Food & Staples Retailing 1.1%
Albertsons Companies, Inc., Class A	114,116	2,176,192
Costco Wholesale Corp.	52,219	18,406,153
Kroger Co. (The)	237,022	8,530,422
Total		29,112,767
70	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.3%
Archer-Daniels-Midland Co.	177,774	10,133,118
Hershey Co. (The)	46,842	7,408,531
Mondelez International, Inc., Class A	686,868	40,202,384
Pilgrim’s Pride Corp.(a)	60,418	1,437,344
Tyson Foods, Inc., Class A	53,171	3,950,605
Total		63,131,982
Household Products 0.3%
Kimberly-Clark Corp.	49,790	6,923,300
Spectrum Brands Holdings, Inc.	20,597	1,750,745
Total		8,674,045
Tobacco 0.2%
Philip Morris International, Inc.	66,246	5,878,670
Total Consumer Staples		186,594,699
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
APA Corp.	226,432	4,053,133
Kinder Morgan, Inc.	337,159	5,613,697
Occidental Petroleum Corp.	173,216	4,611,010
Pioneer Natural Resources Co.	54,597	8,671,096
Targa Resources Corp.	30,690	974,407
Total		23,923,343
Total Energy		23,923,343
Financials 12.3%
Banks 2.7%
Bank of America Corp.	1,004,045	38,846,501
SVB Financial Group(a)	7,361	3,633,831
Wells Fargo & Co.	751,196	29,349,228
Total		71,829,560
Capital Markets 4.5%
Bank of New York Mellon Corp. (The)	203,172	9,608,004
Charles Schwab Corp. (The)	335,914	21,894,874
Goldman Sachs Group, Inc. (The)	84,786	27,725,022
Intercontinental Exchange, Inc.	251,734	28,113,653
Invesco Ltd.	83,472	2,105,164
Morgan Stanley	218,624	16,978,340
Northern Trust Corp.	46,636	4,901,910
Common Stocks (continued)
Issuer	Shares	Value ($)
Raymond James Financial, Inc.	36,423	4,464,003
State Street Corp.	69,876	5,870,283
Total		121,661,253
Consumer Finance 0.9%
Capital One Financial Corp.	95,418	12,140,032
Santander Consumer U.S.A. Holdings, Inc.	27,134	734,246
SLM Corp.	110,539	1,986,386
Synchrony Financial	206,033	8,377,302
Total		23,237,966
Insurance 4.2%
Allstate Corp. (The)	81,032	9,310,577
Assurant, Inc.	30,951	4,387,923
Brighthouse Financial, Inc.(a)	91,237	4,037,237
Chubb Ltd.	104,771	16,550,675
Everest Re Group Ltd.	14,784	3,663,623
First American Financial Corp.	51,866	2,938,209
Hanover Insurance Group, Inc. (The)	5,533	716,302
Markel Corp.(a)	1,127	1,284,352
Marsh & McLennan Companies, Inc.	283,113	34,483,164
Reinsurance Group of America, Inc.	8,219	1,036,005
Travelers Companies, Inc. (The)	84,013	12,635,555
Unum Group	156,186	4,346,656
Willis Towers Watson PLC	82,607	18,907,090
Total		114,297,368
Total Financials		331,026,147
Health Care 15.0%
Biotechnology 2.3%
AbbVie, Inc.	283,085	30,635,459
Biogen, Inc.(a)	21,729	6,078,688
Gilead Sciences, Inc.	192,524	12,442,826
Incyte Corp.(a)	60,290	4,899,768
United Therapeutics Corp.(a)	47,201	7,895,311
Total		61,952,052

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Becton Dickinson and Co.	64,218	15,614,607
Boston Scientific Corp.(a)	567,498	21,933,798
Danaher Corp.	108,315	24,379,540
Medtronic PLC	254,071	30,013,407
Total		91,941,352
Health Care Providers & Services 4.2%
AmerisourceBergen Corp.	59,168	6,985,966
Anthem, Inc.	38,766	13,915,056
Cigna Corp.	141,068	34,101,778
Humana, Inc.	25,266	10,592,771
McKesson Corp.	56,985	11,114,354
Molina Healthcare, Inc.(a)	12,546	2,932,753
UnitedHealth Group, Inc.	89,748	33,392,538
Total		113,035,216
Health Care Technology 0.2%
Cerner Corp.	76,232	5,479,556
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	175,433	11,075,085
Eli Lilly and Co.	171,940	32,121,831
Johnson & Johnson	286,933	47,157,439
Merck & Co., Inc.	117,895	9,088,526
Viatris, Inc.(a)	681,829	9,525,151
Zoetis, Inc.	142,409	22,426,569
Total		131,394,601
Total Health Care		403,802,777
Industrials 10.2%
Aerospace & Defense 2.1%
Curtiss-Wright Corp.	14,467	1,715,786
Howmet Aerospace, Inc.(a)	818,657	26,303,449
Huntington Ingalls Industries, Inc.	17,786	3,661,248
Lockheed Martin Corp.	30,474	11,260,143
Northrop Grumman Corp.	22,184	7,179,630
Textron, Inc.	84,563	4,742,293
Total		54,862,549
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	11,636	1,110,424
Expeditors International of Washington, Inc.	61,619	6,635,750
United Parcel Service, Inc., Class B	95,100	16,166,049
Total		23,912,223
Airlines 0.5%
Delta Air Lines, Inc.(a)	287,609	13,885,762
Commercial Services & Supplies 1.1%
Clean Harbors, Inc.(a)	14,710	1,236,522
Rollins, Inc.	85,992	2,959,845
Waste Connections, Inc.	236,643	25,552,711
Total		29,749,078
Industrial Conglomerates 2.2%
General Electric Co.	2,645,480	34,735,153
Honeywell International, Inc.	114,018	24,749,887
Total		59,485,040
Machinery 2.3%
AGCO Corp.	53,211	7,643,760
Caterpillar, Inc.	102,627	23,796,123
PACCAR, Inc.	196,383	18,247,908
Parker-Hannifin Corp.	41,890	13,213,363
Total		62,901,154
Professional Services 0.1%
ManpowerGroup, Inc.	15,735	1,556,191
TriNet Group, Inc.(a)	12,754	994,302
Total		2,550,493
Road & Rail 1.0%
Union Pacific Corp.	124,875	27,523,699
Total Industrials		274,869,998
Information Technology 23.2%
Communications Equipment 0.4%
Ciena Corp.(a)	25,145	1,375,934
CommScope Holding Co., Inc.(a)	280,649	4,310,769
Juniper Networks, Inc.	233,212	5,907,260
Total		11,593,963

72	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	338,201	22,311,120
Arrow Electronics, Inc.(a)	19,813	2,195,676
Avnet, Inc.	44,210	1,835,157
TE Connectivity Ltd.	107,088	13,826,132
Total		40,168,085
IT Services 7.2%
Accenture PLC, Class A	75,300	20,801,625
Broadridge Financial Solutions, Inc.	127,526	19,524,231
Fidelity National Information Services, Inc.	146,129	20,547,199
Fiserv, Inc.(a)	309,186	36,805,501
International Business Machines Corp.	128,071	17,066,741
VeriSign, Inc.(a)	157,398	31,284,427
Visa, Inc., Class A	216,106	45,756,123
Total		191,785,847
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.(a)	259,865	20,399,403
Cirrus Logic, Inc.(a)	42,077	3,567,709
Micron Technology, Inc.(a)	150,739	13,296,687
QUALCOMM, Inc.	323,226	42,856,535
Total		80,120,334
Software 8.0%
Dropbox, Inc., Class A(a)	157,853	4,208,361
Fortinet, Inc.(a)	40,599	7,487,268
Intuit, Inc.	62,628	23,990,282
Microsoft Corp.	632,672	149,165,077
NortonLifeLock, Inc.	141,797	3,014,604
Nutanix, Inc., Class A(a)	39,788	1,056,769
Salesforce.com, Inc.(a)	127,496	27,012,578
Total		215,934,939
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	269,301	32,895,117
Dell Technologies, Inc.(a)	59,983	5,287,501
Hewlett Packard Enterprise Co.	575,757	9,062,415
HP, Inc.	456,519	14,494,478
NetApp, Inc.	17,186	1,248,907
Pure Storage, Inc., Class A(a)	46,620	1,004,195
Seagate Technology PLC	68,026	5,220,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.	157,817	10,534,285
Xerox Holdings Corp.	119,849	2,908,735
Total		82,656,629
Total Information Technology		622,259,797
Materials 3.4%
Chemicals 2.9%
Celanese Corp., Class A	26,791	4,013,560
Corteva, Inc.	257,781	12,017,750
Dow, Inc.	143,308	9,163,113
Element Solutions, Inc.	90,834	1,661,354
FMC Corp.	49,038	5,424,093
Linde PLC	114,270	32,011,598
Mosaic Co. (The)	145,206	4,589,962
Sherwin-Williams Co. (The)	11,422	8,429,550
Total		77,310,980
Containers & Packaging 0.5%
WestRock Co.	257,700	13,413,285
Total Materials		90,724,265
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Tower Corp.	104,770	25,046,316
Equity Residential	297,132	21,283,565
Gaming and Leisure Properties, Inc.	91,942	3,901,099
SBA Communications Corp.	13,065	3,626,191
Total		53,857,171
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	61,718	4,882,511
Total Real Estate		58,739,682
Utilities 2.9%
Electric Utilities 1.8%
NextEra Energy, Inc.	314,604	23,787,208
Pinnacle West Capital Corp.	7,020	571,077
Xcel Energy, Inc.	351,200	23,358,312
Total		47,716,597
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	94,842	1,676,807

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%
Sempra Energy	166,637	22,092,733
WEC Energy Group, Inc.	55,681	5,211,185
Total		27,303,918
Total Utilities		76,697,322
Total Common Stocks (Cost $2,116,163,023)		2,632,056,752

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	56,201,760	56,196,140
Total Money Market Funds (Cost $56,196,140)		56,196,140
Total Investments in Securities (Cost: $2,172,359,163)		2,688,252,892
Other Assets & Liabilities, Net		(3,935,376)
Net Assets		2,684,317,516

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	61,365,177	138,001,165	(143,170,202)	—	56,196,140	—	13,823	56,201,760
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
74	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Communication Services 1.0%
Diversified Telecommunication Services 0.3%
Vonage Holdings Corp.(a)	234,766	2,774,934
Entertainment 0.0%
Madison Square Garden Sports Corp., Class A(a)	497	89,192
Interactive Media & Services 0.1%
TrueCar, Inc.(a)	52,852	252,897
Yelp, Inc.(a)	23,277	907,803
Total		1,160,700
Media 0.5%
comScore, Inc.(a)	34,027	124,539
Cumulus Media, Inc., Class A(a)	4,137	37,688
Entravision Communications Corp., Class A	7,595	30,684
Gray Television, Inc.	33,631	618,810
iHeartMedia, Inc., Class A(a)	35,169	638,317
Marchex, Inc.(a)	6,280	17,647
TEGNA, Inc.	132,742	2,499,532
Total		3,967,217
Wireless Telecommunication Services 0.1%
Gogo(a)	3,545	34,244
Telephone and Data Systems, Inc.	17,353	398,425
Total		432,669
Total Communication Services		8,424,712
Consumer Discretionary 11.2%
Auto Components 1.3%
Adient PLC(a)	17,319	765,500
American Axle & Manufacturing Holdings, Inc.(a)	74,262	717,371
Cooper-Standard Holding, Inc.(a)	8,522	309,519
Dana, Inc.	258,198	6,281,957
Goodyear Tire & Rubber Co. (The)(a)	84,532	1,485,227
Modine Manufacturing Co.(a)	34,675	512,150
Strattec Security Corp.(a)	1,147	53,794
Tenneco, Inc.(a)	64,902	695,750
Total		10,821,268
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 1.4%
Harley-Davidson, Inc.	162,974	6,535,257
Thor Industries, Inc.	37,439	5,044,531
Total		11,579,788
Diversified Consumer Services 0.0%
Universal Technical Institute, Inc.(a)	17,528	102,363
Hotels, Restaurants & Leisure 3.4%
Del Taco Restaurants, Inc.	82,093	786,451
Dine Brands Global, Inc.(a)	58,265	5,245,598
Everi Holdings, Inc.(a)	33,130	467,464
International Game Technology PLC(a)	59,831	960,287
Jack in the Box, Inc.	25,887	2,841,875
Marriott Vacations Worldwide Corp.(a)	32,291	5,624,446
Papa John’s International, Inc.	12,345	1,094,261
PlayAGS, Inc.(a)	19,414	156,865
Six Flags Entertainment Corp.(a)	241,229	11,209,912
Total		28,387,159
Household Durables 1.4%
Bassett Furniture Industries, Inc.	4,767	115,695
Beazer Homes USA, Inc.(a)	34,650	724,878
GoPro, Inc., Class A(a)	58,002	675,143
La-Z-Boy, Inc.	109,617	4,656,530
M/I Homes, Inc.(a)	100,848	5,957,092
Total		12,129,338
Internet & Direct Marketing Retail 0.6%
Quotient Technology, Inc.(a)	290,536	4,747,358
Qurate Retail, Inc.	5,631	66,221
Total		4,813,579
Leisure Products 0.7%
Brunswick Corp.	44,850	4,277,344
Smith & Wesson Brands, Inc.	21,997	383,848
Vista Outdoor, Inc.(a)	29,972	961,202
Total		5,622,394
Multiline Retail 0.1%
Dillard’s, Inc., Class A	8,031	775,554
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	75

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.9%
Barnes & Noble Education, Inc.(a)	3,227	26,268
Group 1 Automotive, Inc.	35,430	5,590,500
Lumber Liquidators Holdings, Inc.(a)	3,278	82,343
ODP Corp. (The)(a)	15,227	659,177
Rent-A-Center, Inc.	351	20,239
Signet Jewelers Ltd.(a)	12,428	720,575
Tilly’s, Inc.(a)	14,175	160,461
Total		7,259,563
Textiles, Apparel & Luxury Goods 1.4%
Gildan Activewear, Inc.(a)	85,561	2,623,300
Under Armour, Inc., Class A(a)	135,866	3,010,791
Unifi, Inc.(a)	13,764	379,336
Vera Bradley, Inc.(a)	10,929	110,383
Wolverine World Wide, Inc.	138,848	5,320,655
Total		11,444,465
Total Consumer Discretionary		92,935,471
Consumer Staples 4.9%
Beverages 0.1%
Primo Water Corp.	59,564	968,511
Food & Staples Retailing 0.2%
Albertsons Companies, Inc., Class A	10,284	196,116
Andersons, Inc. (The)	15,228	416,943
Rite Aid Corp.(a)	13,178	269,622
SpartanNash Co.	23,550	462,286
Total		1,344,967
Food Products 2.9%
Hain Celestial Group, Inc. (The)(a)	354,652	15,462,827
Hostess Brands, Inc.(a)	258,575	3,707,966
Landec Corp.(a)	11,179	118,498
Pilgrim’s Pride Corp.(a)	3,308	78,697
Post Holdings, Inc.(a)	489	51,697
TreeHouse Foods, Inc.(a)	91,984	4,805,244
Total		24,224,929
Household Products 0.0%
Spectrum Brands Holdings, Inc.	1,332	113,220
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 1.7%
Coty, Inc., Class A(a)	1,290,803	11,630,135
Inter Parfums, Inc.	33,437	2,371,686
Total		14,001,821
Total Consumer Staples		40,653,448
Energy 4.2%
Energy Equipment & Services 1.0%
Bristow Group, Inc.(a)	2,594	67,133
Dril-Quip, Inc.(a)	127,774	4,245,930
Exterran Corp.(a)	4,972	16,706
Helmerich & Payne, Inc.	91,727	2,472,960
Matrix Service Co.(a)	10,903	142,938
Nabors Industries Ltd.(a)	930	86,908
Newpark Resources, Inc.(a)	24,576	77,169
NexTier Oilfield Solutions, Inc.(a)	274,607	1,021,538
Oil States International, Inc.(a)	5,543	33,424
US Silica Holdings, Inc.(a)	7,800	95,862
Total		8,260,568
Oil, Gas & Consumable Fuels 3.2%
APA Corp.	5,826	104,285
Arch Resources, Inc.(a)	9,173	381,597
Berry Corp.	7,300	40,223
Bonanza Creek Energy, Inc.(a)	16,411	586,365
Brigham Minerals, Inc., Class A	223,399	3,270,561
CNX Resources Corp.(a)	146,135	2,148,184
DHT Holdings, Inc.	35,974	213,326
Dorian LPG Ltd.(a)	48,165	632,406
International Seaways, Inc.	36,260	702,719
Kosmos Energy Ltd.(a)	809	2,484
Magnolia Oil & Gas Corp., Class A(a)	540,497	6,204,906
Matador Resources Co.	226,046	5,300,779
Par Pacific Holdings, Inc.(a)	29,992	423,487
PDC Energy, Inc.(a)	119,872	4,123,597
Peabody Energy Corp.(a)	5,461	16,711
Plains GP Holdings LP, Class A(a)	15,795	148,473
REX American Resources Corp.(a)	4,631	389,791
SFL Corp Ltd.	42,812	343,352

76	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	6,514	206,820
World Fuel Services Corp.	25,316	891,123
Total		26,131,189
Total Energy		34,391,757
Financials 21.3%
Banks 14.2%
1st Source Corp.	385	18,318
Altabancorp	1,386	58,267
Amalgamated Financial Corp.	4,731	78,487
Amerant Bancorp, Inc.(a)	1,351	25,088
American National Bankshares, Inc.	465	15,378
Ameris Bancorp	86,825	4,559,181
Atlantic Capital Bancshares, Inc.(a)	4,587	110,547
Banc of California, Inc.	5,413	97,867
Bancorp, Inc. (The)(a)	13,948	289,003
Bank of Commerce Holdings	1,906	24,302
Bank of Princeton (The)	538	15,398
Bankwell Financial Group, Inc.	471	12,693
Banner Corp.	116,353	6,205,105
Baycom Corp.(a)	447	8,055
BCB Bancorp, Inc.	537	7,411
Cadence BanCorp	54,069	1,120,850
Capital City Bank Group, Inc.	3,164	82,327
Capstar Financial Holdings, Inc.	3,532	60,927
Carter Bankshares, Inc.(a)	2,996	41,824
Cathay General Bancorp	122,522	4,996,447
CBTX, Inc.	4,779	146,811
Central Pacific Financial Corp.	18,147	484,162
Central Valley Community Bancorp	3,171	58,378
Chemung Financial Corp.	647	27,058
CNB Financial Corp.	1,835	45,159
Community Bank System, Inc.	48,850	3,747,772
Community Bankers Trust Corp.	2,645	23,329
Community Trust Bancorp, Inc.	6,491	285,799
Eagle Bancorp Montana, Inc.	300	7,296
Eagle Bancorp, Inc.	14,485	770,747
Enterprise Financial Services Corp.	60,648	2,998,437
Esquire Financial Holdings, Inc.(a)	3,261	74,383
Evans Bancorp, Inc.	878	29,755
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Institutions, Inc.	3,099	93,869
First BanCorp	25,300	284,878
First Busey Corp.	195,729	5,020,449
First Financial Corp.	2,296	103,343
First Internet Bancorp	1,161	40,902
First Interstate Bancsystem, Inc.	108,728	5,005,837
Glacier Bancorp, Inc.	71,313	4,070,546
Great Southern Bancorp, Inc.	2,724	154,369
Guaranty Bancshares, Inc.	1,516	55,713
Hanmi Financial Corp.	25,237	497,926
HBT Financial, Inc.	4,223	72,298
Heartland Financial U.S.A., Inc.	91,394	4,593,462
Heritage Financial Corp.	5,118	144,532
Hilltop Holdings, Inc.	18,823	642,429
HomeTrust Bancshares, Inc.	4,857	118,268
Independent Bank Corp.	3,861	91,274
Investors Bancorp, Inc.	686,014	10,077,546
Lakeland Bancorp, Inc.	5,862	102,175
Lakeland Financial Corp.	72,679	5,028,660
Macatawa Bank Corp.	1,534	15,263
Meridian Corp.	1,430	37,180
Metropolitan Bank Holding Corp.(a)	911	45,878
Midland States Bancorp, Inc.	2,335	64,773
MidWestOne Financial Group, Inc.	904	27,997
National Bank Holdings Corp., Class A	142,686	5,661,780
Nicolet Bankshares, Inc.(a)	4,085	340,934
Northeast Bank	3,612	95,321
Northrim BanCorp, Inc.	1,447	61,512
OFG Bancorp	25,481	576,380
Old Second Bancorp, Inc.	1,043	13,778
Origin Bancorp, Inc.	1,083	45,930
Peapack-Gladstone Financial Corp.	2,978	91,961
Peoples Bancorp, Inc.	15	498
Pinnacle Financial Partners, Inc.	78,981	7,002,455
Preferred Bank	85,968	5,474,442
Primis Financial Corp.	857	12,461
Professional Holding Corp., Class A(a)	1,940	35,638
QCR Holdings, Inc.	4,020	189,824
RBB Bancorp	8,285	167,937

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Renasant Corp.	95,756	3,962,383
Seacoast Banking Corp. of Florida(a)	145,029	5,255,851
Select Bancorp, Inc.(a)	1,843	20,402
Shore Bancshares, Inc.	3,725	63,399
Sierra Bancorp	1,000	26,800
SmartFinancial, Inc.	3,061	66,271
South Plains Financial, Inc.	1,278	29,036
Southern First Bancshares, Inc.(a)	1,237	57,991
Spirit of Texas Bancshares, Inc.	4,183	93,323
Umpqua Holdings Corp.	367,091	6,442,447
United Community Banks, Inc.	171,490	5,851,239
Univest Corporation of Pennsylvania	2,452	70,103
WesBanco, Inc.	90,347	3,257,913
Western Alliance Bancorp	54,233	5,121,765
Wintrust Financial Corp.	59,023	4,473,943
Total		117,479,845
Capital Markets 1.4%
Blucora, Inc.(a)	3,264	54,313
Cowen, Inc.	19,099	671,330
Evercore, Inc., Class A	42,313	5,574,315
Piper Sandler Companies	46,070	5,051,575
StoneX Group, Inc.(a)	1,940	126,837
Total		11,478,370
Consumer Finance 0.9%
Elevate Credit, Inc.(a)	16,890	49,319
Enova International, Inc.(a)	13,269	470,784
Ezcorp, Inc., Class A(a)	12,292	61,091
LendingClub Corp.(a)	34,875	576,135
OneMain Holdings, Inc.	76,953	4,133,915
PROG Holdings, Inc.	53,402	2,311,773
Regional Management Corp.	486	16,845
Total		7,619,862
Diversified Financial Services 0.0%
A-Mark Precious Metals, Inc.	1,267	45,612
Marlin Business Services Corp.	164	2,237
Voya Financial, Inc.	2,879	183,219
Total		231,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.2%
American Equity Investment Life Holding Co.	11,663	367,734
Argo Group International Holdings Ltd.	71,990	3,622,537
Assurant, Inc.	3,533	500,873
Brighthouse Financial, Inc.(a)	14,592	645,696
BRP Group, Inc., Class A(a)	76,993	2,098,059
CNO Financial Group, Inc.	145,732	3,539,830
Donegal Group, Inc., Class A	3,093	45,962
eHealth, Inc.(a)	14,282	1,038,730
Employers Holdings, Inc.	27,846	1,199,049
Enstar Group Ltd.(a)	735	181,347
First American Financial Corp.	5,130	290,614
Global Indemnity Group LLC	1,102	32,663
Greenlight Capital Re Ltd., Class A(a)	8,480	73,776
Hallmark Financial Services, Inc.(a)	8,418	32,662
Heritage Insurance Holdings, Inc.	4,302	47,666
Horace Mann Educators Corp.	61,220	2,645,316
James River Group Holdings Ltd.	5,315	242,470
Reinsurance Group of America, Inc.	3,394	427,814
SiriusPoint Ltd.(a)	10,551	107,304
State Auto Financial Corp.	5,320	104,857
Stewart Information Services Corp.	12,129	631,072
United Fire Group, Inc.	8,807	306,484
United Insurance Holdings Corp.	4,565	32,914
Universal Insurance Holdings, Inc.	9,120	130,781
Unum Group	4,278	119,057
Total		18,465,267
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Ladder Capital Corp., Class A	313,143	3,695,087
Thrifts & Mortgage Finance 2.1%
Bridgewater Bancshares, Inc.(a)	2,962	47,836
Flagstar Bancorp, Inc.	146,057	6,587,171
Home Bancorp, Inc.	1,153	41,566
HomeStreet, Inc.	12,784	563,391
Merchants Bancorp	4,845	203,199
Meridian Bancorp, Inc.	5,736	105,657
OP Bancorp	2,272	23,901
PCSB Financial Corp.	3,108	51,624

78	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PennyMac Financial Services, Inc.	15,225	1,018,096
Radian Group, Inc.	239,309	5,563,934
Riverview Bancorp, Inc.	1,171	8,115
Southern Missouri Bancorp, Inc.	185	7,293
TrustCo Bank Corp.	56,535	416,663
Washington Federal, Inc.	17,891	551,043
Waterstone Financial, Inc.	885	18,072
Western New England Bancorp, Inc.	900	7,587
WSFS Financial Corp.	49,971	2,488,056
Total		17,703,204
Total Financials		176,672,703
Health Care 7.9%
Biotechnology 1.2%
Acorda Therapeutics, Inc.(a)	9,771	47,585
Alkermes PLC(a)	54,902	1,025,569
Alkermes, Inc.(a)	120,907	2,258,543
AnaptysBio, Inc.(a)	1,471	31,700
Applied Genetic Technologies Corp.(a)	16,431	83,305
Assembly Biosciences, Inc.(a)	1,065	4,899
BeyondSpring, Inc.(a)	618	6,841
Cidara Therapeutics, Inc.(a)	19,270	51,258
Codiak Biosciences, Inc.(a)	1,156	17,433
Concert Pharmaceuticals, Inc.(a)	4,660	23,253
Enanta Pharmaceuticals, Inc.(a)	3,932	193,926
GlycoMimetics, Inc.(a)	6,075	18,286
Gossamer Bio, Inc.(a)	30,602	283,069
Kindred Biosciences, Inc.(a)	6,417	31,893
NextCure, Inc.(a)	3,523	35,265
Poseida Therapeutics, Inc.(a)	7,597	72,551
Prothena Corp., PLC(a)	15,961	400,940
Savara, Inc.(a)	19,300	40,144
Selecta Biosciences, Inc.(a)	44,481	201,277
SQZ Biotechnologies Co.(a)	1,000	13,680
United Therapeutics Corp.(a)	25,034	4,187,437
Vanda Pharmaceuticals, Inc.(a)	38,282	574,996
Verastem, Inc.(a)	15,960	39,421
Total		9,643,271
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Angiodynamics, Inc.(a)	76,275	1,784,835
Chembio Diagnostics, Inc.(a)	123,038	431,863
Haemonetics Corp.(a)	4,578	508,204
ICU Medical, Inc.(a)	23,610	4,850,439
Invacare Corp.	33,207	266,320
LivaNova PLC(a)	9,789	721,743
Natus Medical, Inc.(a)	143,461	3,674,036
Orthofix Medical, Inc.(a)	355,033	15,390,681
SurModics, Inc.(a)	10,904	611,387
Varex Imaging Corp.(a)	42,696	874,841
Total		29,114,349
Health Care Providers & Services 2.9%
AMN Healthcare Services, Inc.(a)	64,763	4,773,033
Hanger, Inc.(a)	2,902	66,224
Magellan Health, Inc.(a)	127,595	11,896,958
Mednax, Inc.(a)	108,799	2,771,110
Molina Healthcare, Inc.(a)	1,046	244,513
Option Care Health, Inc.(a)	225,396	3,998,525
Total		23,750,363
Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.(a)	44,674	670,780
Castlight Health, Inc., Class B(a)	1,473	2,224
Computer Programs & Systems, Inc.	3,654	111,812
Evolent Health, Inc., Class A(a)	106,687	2,155,078
Total		2,939,894
Pharmaceuticals 0.0%
Assertio Holdings, Inc.(a)	3,062	2,090
Endo International PLC(a)	29,068	215,394
Lannett Co., Inc.(a)	12,906	68,144
Osmotica Pharmaceuticals PLC(a)	4,493	14,647
Strongbridge Biopharma PLC(a)	24,649	68,031
Theravance Biopharma, Inc.(a)	3,981	81,252
Total		449,558
Total Health Care		65,897,435

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.6%
Aerospace & Defense 1.0%
AAR Corp.(a)	107,311	4,469,503
Astronics Corp.(a)	22,294	402,184
Parsons Corp.(a)	60,427	2,443,668
Triumph Group, Inc.(a)	36,025	662,139
Vectrus, Inc.(a)	10,041	536,591
Total		8,514,085
Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.(a)	177,725	5,200,234
Echo Global Logistics, Inc.(a)	13,496	423,909
Radiant Logistics, Inc.(a)	4,700	32,665
Total		5,656,808
Airlines 0.0%
American Airlines Group, Inc.(a)	8,011	191,463
Mesa Air Group, Inc.(a)	5,393	72,536
Total		263,999
Building Products 2.2%
Apogee Enterprises, Inc.	21,004	858,643
Gibraltar Industries, Inc.(a)	42,739	3,911,046
Quanex Building Products Corp.	297,633	7,806,914
Resideo Technologies, Inc.(a)	198,694	5,613,105
Total		18,189,708
Commercial Services & Supplies 2.1%
ACCO Brands Corp.	49,748	419,873
CECO Environmental Corp.(a)	4,500	35,685
CoreCivic, Inc.	107,038	968,694
Deluxe Corp.	101,174	4,245,261
Interface, Inc.	77,693	969,609
Kimball International, Inc., Class B	19,452	272,328
Pitney Bowes, Inc.	33,030	272,167
RR Donnelley & Sons Co.(a)	23,936	97,180
SP Plus Corp.(a)	277,219	9,090,011
Steelcase, Inc., Class A	58,207	837,599
Total		17,208,407
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.5%
Aegion Corp.(a)	78,809	2,265,759
EMCOR Group, Inc.	43,739	4,905,766
Orion Group Holdings, Inc.(a)	9,688	58,806
Primoris Services Corp.	15,165	502,417
Sterling Construction Co., Inc.(a)	140,310	3,255,192
Tutor Perini Corp.(a)	56,438	1,069,500
Total		12,057,440
Electrical Equipment 3.7%
AZZ, Inc.	96,379	4,852,683
EnerSys	78,086	7,090,209
LSI Industries, Inc.	6,093	51,973
nVent Electric PLC	96,416	2,690,970
Powell Industries, Inc.	4,871	164,981
Regal Beloit Corp.	109,560	15,632,021
Total		30,482,837
Machinery 3.9%
Astec Industries, Inc.	51,384	3,875,381
CIRCOR International, Inc.(a)	94,958	3,306,438
Columbus McKinnon Corp.	65,054	3,432,249
Hyster-Yale Materials Handling, Inc.	6,593	574,382
Kennametal, Inc.	138,507	5,536,125
LB Foster Co., Class A(a)	1,462	26,170
Manitowoc Co., Inc. (The)(a)	40,942	844,224
Park-Ohio Holdings Corp.	3,409	107,349
REV Group, Inc.	317,747	6,088,033
SPX Corp.(a)	148,236	8,637,712
Titan International, Inc.(a)	4,000	37,120
Wabash National Corp.	178	3,346
Total		32,468,529
Marine 0.0%
Genco Shipping & Trading Ltd.	17,631	177,720
Professional Services 1.4%
GP Strategies Corp.(a)	351	6,125
Heidrick & Struggles International, Inc.	7,582	270,829
Huron Consulting Group, Inc.(a)	38,996	1,964,618
KBR, Inc.	40,304	1,547,271
Kelly Services, Inc., Class A(a)	3,459	77,032

80	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Korn/Ferry International	105,448	6,576,792
ManpowerGroup, Inc.	2,225	220,053
Resources Connection, Inc.	3,396	45,982
TrueBlue, Inc.(a)	37,124	817,470
Total		11,526,172
Road & Rail 0.9%
ArcBest Corp.	11,712	824,173
Covenant Logistics Group, Inc., Class A(a)	5,620	115,716
TFI International, Inc.	83,815	6,266,009
US Xpress Enterprises, Inc.(a)	25,390	298,333
USA Truck, Inc.(a)	2,339	44,698
Total		7,548,929
Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.(a)	48,474	2,536,160
CAI International, Inc.	457	20,803
DXP Enterprises, Inc.(a)	7,117	214,720
MRC Global, Inc.(a)	62,799	567,075
NOW, Inc.(a)	46,984	474,068
Textainer Group Holdings Ltd.(a)	10,398	297,903
Veritiv Corp.(a)	9,034	384,306
WESCO International, Inc.(a)	67,164	5,811,701
Total		10,306,736
Total Industrials		154,401,370
Information Technology 11.4%
Communications Equipment 1.4%
ADTRAN, Inc.	30,675	511,659
Applied Optoelectronics, Inc.(a)	4,367	36,508
CalAmp Corp.(a)	8,600	93,310
CommScope Holding Co., Inc.(a)	17,939	275,543
Comtech Telecommunications Corp.	22,041	547,498
Infinera Corp.(a)	54,298	522,890
NETGEAR, Inc.(a)	72,868	2,994,875
Netscout Systems, Inc.(a)	12,971	365,263
Plantronics, Inc.(a)	13,778	536,102
Radware Ltd.(a)	129,231	3,370,344
Ribbon Communications, Inc.(a)	28,169	231,268
Sierra Wireless, Inc.(a)	145,662	2,151,428
Total		11,636,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.5%
Arlo Technologies, Inc.(a)	34,414	216,120
Avnet, Inc.	143,067	5,938,711
Bel Fuse, Inc., Class B	2,319	46,125
Benchmark Electronics, Inc.	19,206	593,850
Daktronics, Inc.(a)	15,138	94,915
FARO Technologies, Inc.(a)	114,272	9,892,527
Scansource, Inc.(a)	8,406	251,760
TTM Technologies, Inc.(a)	257,516	3,733,982
Total		20,767,990
IT Services 1.0%
Concentrix Corp.(a)	20,894	3,128,250
Conduent, Inc.(a)	426,280	2,839,025
CSG Systems International, Inc.	46,749	2,098,562
Information Services Group, Inc.(a)	3,784	16,649
Unisys Corp.(a)	14,509	368,819
Total		8,451,305
Semiconductors & Semiconductor Equipment 1.6%
Alpha & Omega Semiconductor Ltd.(a)	8,811	288,120
Amkor Technology, Inc.	5,506	130,547
Cirrus Logic, Inc.(a)	1,571	133,205
Diodes, Inc.(a)	44,449	3,548,808
GSI Technology, Inc.(a)	1,993	13,333
NeoPhotonics Corp.(a)	43,982	525,585
Synaptics, Inc.(a)	25,336	3,431,001
Ultra Clean Holdings, Inc.(a)	71,097	4,126,470
Veeco Instruments, Inc.(a)	40,269	835,179
Total		13,032,248
Software 2.4%
Box, Inc., Class A(a)	198,468	4,556,825
j2 Global, Inc.(a)	36,685	4,397,064
Progress Software Corp.	249,022	10,971,910
SecureWorks Corp., Class A(a)	1,478	19,776
Synchronoss Technologies, Inc.(a)	24,711	88,218
Total		20,033,793

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	81

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.5%
Diebold, Inc.(a)	6,750	95,378
Intevac, Inc.(a)	3,059	21,872
NCR Corp.(a)	523,980	19,885,041
Quantum Corp.(a)	7,128	59,376
Super Micro Computer, Inc.(a)	5,786	226,001
Xerox Holdings Corp.	10,138	246,049
Total		20,533,717
Total Information Technology		94,455,741
Materials 6.8%
Chemicals 2.2%
AdvanSix, Inc.(a)	21,274	570,568
Ashland Global Holdings, Inc.	3,314	294,184
Element Solutions, Inc.	147,362	2,695,251
Ferro Corp.(a)	132,328	2,231,050
Huntsman Corp.	2,531	72,969
Kraton Performance Polymers, Inc.(a)	10,238	374,608
Minerals Technologies, Inc.	72,318	5,446,992
Stepan Co.	1,800	228,798
Trinseo SA	14,237	906,470
Tronox Holdings PLC, Class A	282,173	5,163,766
Total		17,984,656
Construction Materials 0.6%
Summit Materials, Inc., Class A(a)	196,883	5,516,662
Containers & Packaging 0.6%
O-I Glass, Inc.(a)	5,050	74,437
Silgan Holdings, Inc.	110,857	4,659,320
Total		4,733,757
Metals & Mining 2.6%
Alcoa Corp.(a)	63,023	2,047,617
Coeur Mining, Inc.(a)	82,979	749,300
Commercial Metals Co.	187,085	5,769,701
Compass Minerals International, Inc.	147,047	9,222,788
Olympic Steel, Inc.	4,979	146,632
Ryerson Holding Corp.(a)	19,530	332,791
Schnitzer Steel Industries, Inc., Class A	59,526	2,487,592
Common Stocks (continued)
Issuer	Shares	Value ($)
SunCoke Energy, Inc.	69,901	490,006
TimkenSteel Corp.(a)	20,567	241,662
Total		21,488,089
Paper & Forest Products 0.8%
Boise Cascade Co.	14,693	879,082
Clearwater Paper Corp.(a)	9,208	346,405
Glatfelter Corp.	313,195	5,371,294
Verso Corp., Class A	2,362	34,462
Total		6,631,243
Total Materials		56,354,407
Real Estate 6.3%
Equity Real Estate Investment Trusts (REITS) 6.2%
Armada Hoffler Properties, Inc.	7,428	93,147
Brandywine Realty Trust	261,810	3,379,967
Centerspace	13,145	893,860
CorEnergy Infrastructure Trust, Inc.	1,042	7,367
CorePoint Lodging, Inc.(a)	29,267	264,281
Cousins Properties, Inc.	41,040	1,450,764
CTO Realty Growth, Inc.	1,236	64,284
Empire State Realty Trust, Inc., Class A	203,646	2,266,580
Equity Commonwealth	497,702	13,836,116
Franklin Street Properties Corp.	23,397	127,514
Gaming and Leisure Properties, Inc.	11,696	496,261
Global Medical REIT, Inc.	221,771	2,907,418
iStar, Inc.	19,187	341,145
Lexington Realty Trust	398,565	4,428,057
National Health Investors, Inc.	1,736	125,478
NetSTREIT Corp.	1,729	31,969
New Senior Investment Group, Inc.	34,580	215,433
Physicians Realty Trust	163,424	2,887,702
Piedmont Office Realty Trust, Inc.	16,444	285,632
Retail Opportunity Investments Corp.	285,555	4,531,758
Retail Value, Inc.	6,259	117,106
RLJ Lodging Trust	249,692	3,865,232
Spirit Realty Capital, Inc.	13,659	580,507
STAG Industrial, Inc.	108,229	3,637,577
Summit Hotel Properties, Inc.(a)	241,282	2,451,425
Washington Real Estate Investment Trust	80,568	1,780,553
Total		51,067,133

82	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(a)	1,057	9,714
Forestar Group, Inc.(a)	966	22,488
Kennedy-Wilson Holdings, Inc.	1,260	25,465
Realogy Holdings Corp.(a)	54,069	818,064
Total		875,731
Total Real Estate		51,942,864
Utilities 3.1%
Electric Utilities 0.9%
Allete, Inc.	53,105	3,568,125
PNM Resources, Inc.	76,582	3,756,347
Portland General Electric Co.	4,435	210,530
Total		7,535,002
Gas Utilities 1.3%
New Jersey Resources Corp.	95,814	3,820,104
ONE Gas, Inc.	38,654	2,972,879
Southwest Gas Holdings, Inc.	4,650	319,502
Spire, Inc.	52,905	3,909,150
Total		11,021,635
Multi-Utilities 0.5%
Black Hills Corp.	64,999	4,339,983
Water Utilities 0.4%
California Water Service Group	50,850	2,864,889
Total Utilities		25,761,509
Total Common Stocks (Cost $624,587,172)		801,891,417

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Biotechnology —%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	—
Total Health Care		—
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(e),(f)	30,590,516	30,587,457
Total Money Market Funds (Cost $30,587,457)		30,587,457
Total Investments in Securities (Cost: $655,174,629)		832,478,874
Other Assets & Liabilities, Net		(3,081,704)
Net Assets		829,397,170

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2021, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2020	4,550	—	—

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	25,872,839	178,669,872	(173,955,254)	—	30,587,457	—	7,681	30,590,516
Abbreviation Legend
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
84	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

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